UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05120

Nuveen Municipal Value Fund, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917-7700

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
April 30, 2023
Semi-Annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen Municipal Value Fund, Inc.
NUV
Nuveen AMT-Free Municipal Value Fund
NUW
Nuveen Municipal Income Fund, Inc.
NMI

Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
About the Funds’ Benchmarks 5
Performance Overview and Holding Summaries 6
Portfolios of Investments 12
Statement of Assets and Liabilities 66
Statement of Operations 67
Statement of Changes in Net Assets 68
Financial Highlights 70
Notes to Financial Statements 74
Risk Considerations 86
Additional Fund Information 87
Glossary of Terms Used in this Report 88

Chair’s Letter
to Shareholders

Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks over the past year to contain inflation have begun to take effect. From March 2022 to
May 2023, the Fed raised the target fed funds rate by 5.00% to a range of 5.00% to 5.25%, marking the fastest interest rate hiking cycle in its history. Across most of the world, inflation rates have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.
At the same time, the U.S. and other large economies have remained surprisingly resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S.
gross domestic product grew 2.1% in the year overall compared to 2021 and expanded at a more moderate pace of 1.3% in the first quarter of 2023. A relatively strong jobs market has helped support consumer sentiment and spending despite historically high inflation. Markets are concerned that these conditions could keep upward pressure on prices and wages, although the recent collapse of three regional U.S. banks (Silicon Valley Bank, Signature
Bank and First Republic Bank) and major European bank Credit Suisse is likely to add further downward pressure to the economy as the banking system slows lending in response.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis, including pausing rate adjustments at the most recent meeting in June 2023 in order to assess the effects of monetary policy so far on the economy. While uncertainty has increased given the unpredictable outcome of tighter credit conditions on the economy, the Fed remains committed to acting until it sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. The debt ceiling debate in Congress was also looming over the markets until the government passed an increase to the debt limit in early June 2023 and averted a default scenario. We encourage investors to keep a long-term perspective amid the short-term noise. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
June 21, 2023

Important Notices
For Shareholders of
Nuveen Municipal Value Fund, Inc. (NUV)
Nuveen AMT-Free Municipal Value Fund (NUW)
Nuveen Municipal Income Fund, Inc. (NMI)
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s October 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.

About the Funds’ Benchmarks

S&P Municipal Bond Index
: An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Nuveen Municipal Value Fund, Inc.
Performance Overview and Holding Summaries as of April 30, 2023
NUV
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NUV at Common Share NAV 6/17/87 8.44% 1.94% 2.16% 2.75%
NUV at Common Share Price 6/17/87 7.41% (0.54)% 2.06% 2.26%
S&P Municipal Bond Index — 7.15% 2.44% 2.06% 2.27%

Holdings Summaries as of April 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 99.2%
Other Assets & Liabilities, Net 1.9%
Floating Rate Obligations (1.1)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 2.2%
AAA 7.0%
AA 38.8%
A 30.4%
BBB 11.1%
BB or Lower 2.3%
N/R (not rated) 8.2%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 28.8%
Transportation 19.8%
Utilities 14.0%
Tax Obligation/General 13.6%
Health Care 7.5%
U.S. Guaranteed 6.9%
Education and Civic
Organizations 3.7%
Other 5.7%
Total 100%
States and Territories
1
(% of total municipal bonds)
Texas 14.4%
Illinois 10.7%
New York 7.9%
California 6.7%
Colorado 6.4%
Florida 6.0%
New Jersey 4.9%
Georgia 4.2%
Ohio 3.8%
Washington 3.8%
Michigan 2.8%
Nevada 2.7%
South Carolina 2.4%
Puerto Rico 1.8%
Kentucky 1.8%
District of Columbia 1.8%
Indiana 1.5%
Oklahoma 1.3%
Arizona 1.3%
Maryland 1.2%
Other 12.6%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" an d not listed in the table above.

Nuveen AMT-Free Municipal Value Fund
Performance Overview and Holding Summaries as of April 30, 2023
NUW
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NUW at Common Share NAV 2/25/09 8.37% 1.90% 2.16% 2.65%
NUW at Common Share Price 2/25/09 6.64% (0.67)% 1.13% 1.99%
S&P Municipal Bond Index — 7.15% 2.44% 2.06% 2.27%

Holdings Summaries as of April 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 98.9%
Common Stocks 0.4%
Corporate Bonds 0.0%
Other Assets & Liabilities, Net 1.4%
Floating Rate Obligations (0.7)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.1%
AAA 5.6%
AA 40.6%
A 31.8%
BBB 11.3%
BB or Lower 2.1%
N/R (not rated) 7.5%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 22.3%
Utilities 20.8%
Tax Obligation/General 15.1%
Transportation 10.5%
Health Care 10.0%
Education and Civic
Organizations 8.1%
Consumer Staples 4.8%
Other 8.0%
Common Stocks 0.4%
Corporate Bonds 0.0%
Total 100%
States and Territories
1
(% of total municipal bonds)
California 11.3%
Illinois 10.6%
Texas 10.2%
New Jersey 7.3%
New York 5.8%
Nevada 5.5%
Pennsylvania 4.6%
Tennessee 4.5%
Colorado 4.1%
Florida 3.8%
Kentucky 3.4%
Maryland 3.2%
Ohio 3.2%
Puerto Rico 3.1%
Georgia 3.0%
Washington 2.8%
West Virginia 1.8%
South Carolina 1.7%
Arizona 1.3%
Minnesota 1.1%
Other 7.7%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Municipal Income Fund, Inc.
Performance Overview and Holding Summaries as of April 30, 2023
NMI
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NMI at Common Share NAV 4/20/88 8.46% 0.60% 1.32% 2.41%
NMI at Common Share Price 4/20/88 12.42% 3.63% 0.34% 1.46%
S&P Municipal Bond Index — 7.15% 2.44% 2.06% 2.27%

Holdings Summaries as of April 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 95.2%
Short-Term Municipal Bonds 3.4%
Other Assets & Liabilities, Net 1.4%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.4%
AAA 3.0%
AA 32.3%
A 35.4%
BBB 11.2%
BB or Lower 5.0%
N/R (not rated) 12.7%
Total 100%
Portfolio Composition
(% of total investments)
Health Care 21.9%
Transportation 21.8%
Tax Obligation/Limited 15.5%
Education and Civic
Organizations 9.6%
Tax Obligation/General 9.4%
Utilities 8.3%
U.S. Guaranteed 5.2%
Other 8.3%
Total 100%
States and Territories
1
(% of total municipal bonds)
Illinois 13.8%
Colorado 13.7%
Texas 6.6%
Arizona 5.0%
New York 4.9%
Wisconsin 4.9%
California 4.7%
Florida 4.4%
Alabama 3.7%
North Carolina 3.6%
New Jersey 2.8%
Missouri 2.8%
Louisiana 2.4%
Indiana 2.3%
Virginia 2.1%
Minnesota 1.9%
Hawaii 1.9%
Puerto Rico 1.8%
Pennsylvania 1.8%
Iowa 1.4%
Other 13.5%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Municipal Value Fund, Inc.
Portfolio of Investments April 30, 2023
(Unaudited)
NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.2%
X
1,921,743,860 MUNICIPAL BONDS - 99.2%
X 1,921,743,860
Alabama - 0.2%
Birmingham Airport Authority, Alabama, Airport
Revenue Bonds, Series 2020:
$ 255 4.000%, 7/01/39 - BAM Insured 7/30 at 100.00 AA   $ 256,721
225 4.000%, 7/01/40 - BAM Insured 7/30 at 100.00 AA   225,128
3,805 Homewood, Alabama, General Obligation Warrants, Series 2016,
5.000%, 9/01/36, (Pre-refunded 9/01/26)
9/26 at 100.00 AA+  (4) 4,080,444
Total Alabama 4,562,293
Alaska - 0.5%
9,750 Anchorage, Alaska, Solid Waste Services Revenue Bonds, Refunding
Series 2022A, 4.000%, 11/01/52
11/32 at 100.00 AA   9,362,925
110 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1,
4.000%, 6/01/50
6/31 at 100.00 BBB+   97,346
Total Alaska 9,460,271
Arizona - 1.2%
5,610 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A   5,584,362
1,915 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 A   1,930,760
2,935 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Senior Lien Series 2017A, 5.000%, 7/01/35
7/27 at 100.00 Aa2   3,159,293
780 Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Lien Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 AAA   776,786
2,590 Phoenix Civic Improvement Corporation, Arizona, Water System
Revenue Bonds, Junior Lien Series 2021A, 5.000%, 7/01/45
7/31 at 100.00 AAA   2,867,959
2,175 Pima County Industrial Development Authority, Arizona, Revenue
Bonds, Tucson Medical Center, Series 2021A, 4.000%, 4/01/46
4/31 at 100.00 A   2,003,762
5,600 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.000%, 12/01/37
No Opt. Call A3   5,809,440
Tucson, Arizona, Water System Revenue Bonds,
Refunding Series 2017:
1,000 5.000%, 7/01/34 7/27 at 100.00 AA   1,084,940
750 5.000%, 7/01/35 7/27 at 100.00 AA   809,723
Total Arizona 24,027,025
California - 6.7%
4,615 Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C, 0.000%, 9/01/23 - AGM
Insured
No Opt. Call AA   4,562,758
405 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+   375,844

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,250 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Sonoma County Tobacco Securitization
Corporation, Series 2020A, 4.000%, 6/01/49
12/30 at 100.00 BBB+   $ 1,160,013
4,080 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46,
(Pre-refunded 11/15/26)
11/26 at 100.00 N/R  (4) 4,408,807
5,920 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Series 2018A, 5.000%, 11/15/48
11/27 at 100.00 A+   6,106,954
1,650 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35
8/27 at 100.00 BBB+   1,737,549
3,850 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A, 5.000%, 7/01/33, (Pre-refunded
7/01/23)
7/23 at 100.00 A  (4) 3,860,588
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
1,635 5.000%, 12/31/43, (AMT) 6/28 at 100.00 BBB-   1,666,915
3,495 5.000%, 12/31/47, (AMT) 6/28 at 100.00 BBB-   3,541,658
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018B, 5.000%, 6/01/48, (AMT)
6/28 at 100.00 BBB-   1,012,160
2,290 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authority Desalination
Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 BBB   2,340,792
1,625 California State Public Works Board, Lease Revenue Bonds, Various
Capital Projects, Series 2013I, 5.000%, 11/01/38
11/23 at 100.00 Aa3   1,637,253
3,500 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/46, 144A
6/26 at 100.00 BB+   3,351,705
4,505 Covina-Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Series 2003B, 0.000%, 6/01/28 - FGIC
Insured
No Opt. Call A+   3,829,610
5,700 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Green Series 2017A,
5.000%, 6/01/45
6/27 at 100.00 AAA   6,069,645
2,180 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 0.000%, 1/15/42 (5)
1/31 at 100.00 A   2,545,041
49,020 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-
2, 0.000%, 6/01/66
12/31 at 27.75 N/R   5,436,808
345 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+   361,394
2,780 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022I,
5.000%, 5/15/48
11/31 at 100.00 AA   3,083,854
Merced Union High School District, Merced County,
California, General Obligation Bonds, Series 1999A:
2,500 0.000%, 8/01/23 - FGIC Insured No Opt. Call AA-   2,480,175
2,555 0.000%, 8/01/24 - FGIC Insured No Opt. Call AA-   2,456,070
2,365 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 1998 Series 2004, 0.000%,
8/01/27 - FGIC Insured
No Opt. Call A-   2,055,161

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Mount San Antonio Community College District, Los
Angeles County, California, General Obligation Bonds,
Election of 2008, Series 2013A:
$ 3,060 0.000%, 8/01/28 (5) 2/28 at 100.00 Aa1   $ 3,397,396
2,315 0.000%, 8/01/43 (5) 8/35 at 100.00 Aa1   2,132,138
3,550 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call A   4,165,251
80 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 AA   92,936
10,150 Placer Union High School District, Placer County, California, General
Obligation Bonds, Series 2004C, 0.000%, 8/01/33 - AGM Insured
No Opt. Call AA   7,117,586
San Bruno Park School District, San Mateo County,
California, General Obligation Bonds, Series 2000B:
2,575 0.000%, 8/01/24 - FGIC Insured No Opt. Call Aa2   2,469,528
2,660 0.000%, 8/01/25 - FGIC Insured No Opt. Call Aa2   2,460,606
280 San Diego Tobacco Settlement Revenue Funding Corporation,
California, Tobacco Settlement Bonds, Subordinate Series 2018C,
4.000%, 6/01/32
6/28 at 100.00 A   271,477
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Refunding
Second Series 2019D:
6,000 5.000%, 5/01/36 5/29 at 100.00 A+   6,686,700
4,000 5.000%, 5/01/39 5/29 at 100.00 A+   4,373,960
San Joaquin Hills Transportation Corridor Agency,
Orange County, California, Refunding Senior Lien Toll
Road Revenue Bonds, Series 2021A:
315 4.000%, 1/15/39 1/32 at 100.00 A   313,154
525 4.000%, 1/15/41 1/32 at 100.00 A   512,725
550 4.000%, 1/15/43 1/32 at 100.00 A   531,768
200 4.000%, 1/15/44 1/32 at 100.00 A   192,112
12,095 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A,
0.000%, 1/15/25 - NPFG Insured
No Opt. Call BBB+   11,363,253
13,220 San Mateo County Community College District, California, General
Obligation Bonds, Series 2006A, 0.000%, 9/01/28 - NPFG Insured
No Opt. Call AAA   11,441,117
5,000 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election of 2000, Series 2002B, 0.000%,
9/01/24 - FGIC Insured
No Opt. Call Aaa   4,800,850
5,815 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/48
8/25 at 29.16 AA   1,524,053
610 Tobacco Securitization Authority of Northern California, Tobacco
Settlement Asset-Backed Bonds, Refunding Sacramento County
Tobacco Securitization Corporation Series 2021B  Class 2, 4.000%,
6/01/49
12/30 at 100.00 BBB-   598,197
575 Vernon, California, Electric System Revenue Bonds, Series 2021A,
5.000%, 4/01/28
No Opt. Call BBB+   611,662
Total California 129,137,223
Colorado - 6.4%
7,500 Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A, 5.500%, 12/01/43
12/28 at 100.00 Aa1   8,395,425
4,155 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 A-   3,768,419

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,255 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 BBB   $ 1,224,930
7,070 Colorado Mountain College, Colorado, Certificates of Participation,
Series 2021, 4.000%, 12/01/46
12/31 at 100.00 Aa3   6,759,839
4,500 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2018N, 5.000%, 3/15/37
3/28 at 100.00 Aa2   4,848,480
1,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R, 4.000%, 3/15/45
3/30 at 100.00 Aa2   980,540
900 Colorado State, Certificates of Participation, Higher Education Lease
Purchase Financing Program, Series 2020, 4.000%, 9/01/38
9/31 at 100.00 Aa2   907,776
Colorado State, Certificates of Participation, Lease
Purchase Financing Program, National Western Center,
Series 2018A:
1,250 5.000%, 9/01/30 3/28 at 100.00 Aa2   1,385,062
2,000 5.000%, 9/01/31 3/28 at 100.00 Aa2   2,215,580
1,260 5.000%, 9/01/32 3/28 at 100.00 Aa2   1,394,971
620 5.000%, 9/01/33 3/28 at 100.00 Aa2   685,528
3,790 Colorado State, Certificates of Participation, Rural Series 2018A,
5.000%, 12/15/37
12/28 at 100.00 Aa2   4,163,391
3,400 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022B, 5.250%, 11/15/53
11/32 at 100.00 AA-   3,785,356
5,160 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A+   5,181,569
2,000 Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%,
12/01/35
12/26 at 100.00 Baa2   2,032,380
E-470 Public Highway Authority, Colorado, Senior
Revenue Bonds, Series 2000B:
9,660 0.000%, 9/01/29 - NPFG Insured No Opt. Call A   7,898,692
24,200 0.000%, 9/01/31 - NPFG Insured No Opt. Call A   18,319,884
17,000 0.000%, 9/01/32 - NPFG Insured No Opt. Call A   12,339,450
2,905 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2020A, 5.000%, 9/01/40
9/24 at 100.00 A   2,926,323
7,600 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Refunding Series 2006B, 0.000%, 9/01/39 - NPFG Insured
9/26 at 52.09 A   3,439,228
8,000 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call AA-   9,591,280
1,400 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A, 4.000%,
7/15/34
1/31 at 100.00 A-   1,410,710
4,945 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2017A, 5.000%, 11/01/40
11/26 at 100.00 AA+   5,180,629
State of Colorado, Rural Colorado, Certificates of
Participation, Series 2022:
5,355 6.000%, 12/15/38 12/32 at 100.00 Aa2   6,566,247
3,000 6.000%, 12/15/41 12/32 at 100.00 Aa2   3,624,870
4,250 University of Colorado, Enterprise System Revenue Bonds, Series
2018B, 5.000%, 6/01/43, (Pre-refunded 6/01/28)
6/28 at 100.00 Aa1  (4) 4,775,173
Total Colorado 123,801,732
Connecticut - 0.7%
8,440 Connecticut State, General Obligation Bonds, Series 2015E, 5.000%,
8/01/29
8/25 at 100.00 AA-   8,845,880

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 5,000 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/33
11/25 at 100.00 AA-   $ 5,240,550
Total Connecticut 14,086,430
Delaware - 0.1%
1,270 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2021, 4.000%, 1/01/46
1/32 at 100.00 A1   1,246,429
Total Delaware 1,246,429
District of Columbia - 1.7%
15,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
5/23 at 24.22 N/R   3,464,700
5,390 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Senior Lien Series 2018B, 5.000%, 10/01/43
4/28 at 100.00 AAA   5,769,564
3,865 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series 2019B,
5.000%, 10/01/47
10/29 at 100.00 A-   4,047,273
10,000 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 A-   11,372,900
Washington Convention and Sports Authority,
Washington D.C., Dedicated Tax Revenue Bonds,
Refunding Senior Lien Series 2021A:
670 4.000%, 10/01/36 10/30 at 100.00 AA   685,792
1,060 4.000%, 10/01/38 10/30 at 100.00 AA   1,071,077
1,265 4.000%, 10/01/39 10/30 at 100.00 AA   1,267,366
1,745 Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021B,
4.000%, 10/01/38
10/30 at 100.00 AA   1,763,235
Washington Metropolitan Area Transit Authority, District
of Columbia, Dedicated Revenue Bonds, Series 2020A:
2,390 4.000%, 7/15/45 7/30 at 100.00 AA   2,363,208
1,775 5.000%, 7/15/45 7/30 at 100.00 AA   1,935,105
Total District of Columbia 33,740,220
Florida - 5.9%
1,000 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
5.000%, 5/01/53
5/32 at 100.00 N/R   936,080
1,240 Broward County, Florida, Half-Cent Sales Tax Revenue Bonds,
Refunding Series 2020, 4.000%, 10/01/40
10/30 at 100.00 AA+   1,233,639
23,000 Broward County, Florida, Tourist Development Tax Revenue Bonds,
Convention Center Expansion Project, Series 2021, 4.000%, 9/01/51
9/31 at 100.00 Aa3   21,968,450
1,355 Central Florida Expressway Authority, Revenue Bonds, Senior Lien
Series 2021D, 5.000%, 7/01/31
No Opt. Call A+   1,597,410
565 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects, Series
2015A, 6.000%, 6/15/35, 144A
6/25 at 100.00 N/R   570,757
Florida Development Finance Corporation, Healthcare
Facilities Revenue Bonds, UF Health - Jacksonville
Project, Series 2022A:
1,800 4.000%, 2/01/41 - AGM Insured 2/32 at 100.00 AA   1,700,388
1,875 4.000%, 2/01/42 - AGM Insured 2/32 at 100.00 AA   1,761,919

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 15,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
5/23 at 103.00 N/R   $ 15,191,550
4,000 Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A,
5.000%, 10/01/36
10/27 at 100.00 Aa3   4,314,800
3,500 Gainesville, Florida, Utilities System Revenue Bonds, Series 2019A,
5.000%, 10/01/47
10/29 at 100.00 Aa3   3,721,760
2,290 Hillsborough County Aviation Authority, Florida, Revenue Bonds,
Tampa International Airport, Subordinate Lien Series 2015B, 5.000%,
10/01/40, (Pre-refunded 10/01/24)
10/24 at 100.00 A+  (4) 2,354,944
Lakeland, Florida, Energy System Revenue Bonds, Series
2021:
1,300 4.000%, 10/01/39 10/31 at 100.00 AA   1,306,409
1,000 4.000%, 10/01/40 10/31 at 100.00 AA   997,350
2,735 Miami Beach Health Facilities Authority, Florida, Hospital Revenue
Bonds, Mount Sinai Medical Center of Florida Project, Series 2021B,
4.000%, 11/15/46
11/31 at 100.00 A-   2,490,628
5,090 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/40
5/23 at 100.00 A   5,114,839
2,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
International Airport, Refunding Series 2014B, 5.000%, 10/01/37
10/24 at 100.00 A1   2,032,340
3,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2022, 5.000%, 7/01/51
7/32 at 100.00 AA   3,234,510
5,330 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 A+   4,949,278
Orlando Utilities Commission, Florida, Utility System
Revenue Bonds, Series 2018A:
3,500 5.000%, 10/01/36 10/27 at 100.00 AA   3,788,960
3,780 5.000%, 10/01/37 10/27 at 100.00 AA   4,072,156
1,120 5.000%, 10/01/38 10/27 at 100.00 AA   1,205,042
10,725 Orlando, Florida, Contract Tourist Development Tax Payments Revenue
Bonds, Series 2014A, 5.000%, 11/01/44, (Pre-refunded 5/01/24)
5/24 at 100.00 Aa1  (4) 10,922,340
Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2:
3,500 0.000%, 10/01/43 10/29 at 61.27 BBB+   1,191,470
3,575 0.000%, 10/01/44 10/29 at 59.08 BBB+   1,144,250
4,000 0.000%, 10/01/45 10/29 at 56.95 BBB+   1,202,800
750 0.000%, 10/01/49 10/29 at 49.08 BBB+   177,240
5,000 0.000%, 10/01/50 10/29 at 47.17 BBB+   1,113,200
11,000 0.000%, 10/01/53 10/29 at 41.97 BBB+   2,047,210
4,000 Pembroke Pines, Florida, Capital Improvement Revenue Bonds, Series
2019A, 4.000%, 7/01/38
7/29 at 100.00 AA   4,052,560
1,020 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperative, Inc. Project,
Refunding Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A-   1,068,522
6,865 South Broward Hospital District, Florida, Hospital Revenue Bonds,
Refunding Series 2015, 4.000%, 5/01/34
5/25 at 100.00 AA   6,965,160
Total Florida 114,427,961
Georgia - 4.2%
3,325 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding
Series 2015, 5.000%, 11/01/40
5/25 at 100.00 Aa2   3,433,362

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 4,945 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company, Fourth Series 1994,
2.250%, 10/01/32, (Mandatory Put 5/25/23)
No Opt. Call A-   $ 4,939,017
2,290 Fulton County Development Authority, Georgia, Hospital Revenue
Bonds, Wellstar Health System, Inc Project, Series 2017A, 5.000%,
4/01/47
4/27 at 100.00 A+   2,330,235
Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia
Health Services Inc., Series 2017B:
3,500 5.500%, 2/15/42 2/27 at 100.00 AA   3,732,960
2,500 5.250%, 2/15/45 2/27 at 100.00 AA   2,618,650
1,500 Geo. L. Smith II Georgia World Congress Center Authority, Georgia,
Convention Center Hotel Revenue Bonds,  First Tier Series 2021A,
4.000%, 1/01/54
1/31 at 100.00 BBB-   1,215,570
10,500 Georgia Ports Authority, Revenue Bonds, Series 2022, 5.250%, 7/01/52 7/32 at 100.00 AA   11,705,295
17,010 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2019A, 5.000%, 1/01/49 - BAM Insured
7/28 at 100.00 AA   17,615,046
4,025 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
M Bonds, Series 19A, 5.000%, 1/01/59 - AGM Insured
7/28 at 100.00 AA   4,114,596
17,350 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
M Bonds, Series 2022A, 5.000%, 7/01/52 - AGM Insured
7/32 at 100.00 AA   18,264,865
2,415 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 5.000%, 1/01/35
1/25 at 100.00 A2   2,469,507
Municipal Electric Authority of Georgia, Project One
Revenue Bonds, Subordinate Lien Series 2020A:
1,000 5.000%, 1/01/45 1/31 at 100.00 A2   1,042,050
5,500 5.000%, 1/01/50 1/31 at 100.00 A2   5,678,200
2,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA   2,066,380
Total Georgia 81,225,733
Guam - 0.0%
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2013C:
170 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2  (4) 171,894
160 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2   161,782
Total Guam 333,676
Hawaii - 0.4%
4,830 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2018A, 5.000%, 9/01/40
9/28 at 100.00 AA+   5,240,405
3,000 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Senior Series 2018A, 5.000%, 7/01/37
1/28 at 100.00 Aa2   3,266,910
Total Hawaii 8,507,315
Idaho - 0.1%
University of Idaho, General Revenue Bonds, Refunding
Series 2021A:
505 5.000%, 4/01/39 - AGM Insured 4/31 at 100.00 AA   565,827
545 5.000%, 4/01/41 - AGM Insured 4/31 at 100.00 AA   607,931
1,550 University of Idaho, General Revenue Bonds, Refunding Series 2022A,
4.000%, 4/01/45 - BAM Insured
4/32 at 100.00 AA   1,519,140
Total Idaho 2,692,898

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois - 10.6%
$ 5,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   $ 5,257,000
5,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB+   5,272,200
2,945 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB+   3,095,460
4,710 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB+   5,108,325
17,775 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/24 -
FGIC Insured
No Opt. Call Baa2   16,707,967
7,495 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/31 -
NPFG Insured
No Opt. Call Baa2   5,298,665
Chicago Greater Metropolitan Water Reclamation
District, Illinois, General Obligation Bonds, Limited Tax
Capital Improvement Green Series 2021A:
2,325 4.000%, 12/01/46 12/31 at 100.00 AAA   2,246,438
4,000 4.000%, 12/01/51 12/31 at 100.00 AAA   3,817,680
1,960 Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue
Bonds, Federal Transit Administration Section 5307 Urbanized Area
Formula Funds, Refunding Series 2021, 5.000%, 6/01/27
No Opt. Call A+   2,097,082
5,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2022A, 5.000%, 12/01/46 - BAM Insured
12/31 at 100.00 AA   5,305,100
1,000 Cook County, Illinois, General Obligation Bonds, Refunding Series
2018, 5.000%, 11/15/35
11/26 at 100.00 AA-   1,034,520
1,500 Cook County, Illinois, General Obligation Bonds, Refunding Series
2021A, 5.000%, 11/15/32
11/30 at 100.00 AA-   1,707,780
Cook County, Illinois, Sales Tax Revenue Bonds, Series
2021A:
2,040 4.000%, 11/15/40 11/30 at 100.00 AA-   2,013,460
1,000 4.000%, 11/15/41 11/30 at 100.00 AA-   987,990
1,300 Illinois Finance Authority, Revenue Bonds, Rush University Medical
Center Obligated Group, Series 2015A, 5.000%, 11/15/38
5/25 at 100.00 AA-   1,323,543
3,700 Illinois Finance Authority, Revenue Bonds, Rush University Medical
Center Obligated Group, Series 2015B, 5.000%, 11/15/39
5/25 at 100.00 AA-   3,760,680
Illinois Finance Authority, Revenue Bonds, Silver Cross
Hospital and Medical Centers, Refunding Series 2015C:
560 5.000%, 8/15/35 8/25 at 100.00 A3   573,933
825 5.000%, 8/15/44 8/25 at 100.00 A3   826,543
5,125 Illinois State, General Obligation Bonds, November Series 2017C,
5.000%, 11/01/29
11/27 at 100.00 A-   5,487,696
1,755 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call A-   1,859,721
5,590 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A, 5.000%, 1/01/38
5/23 at 100.00 AA-   5,594,751
4,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2016B, 5.000%, 1/01/41
7/26 at 100.00 AA-   4,152,760
5,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/45
1/31 at 100.00 AA-   5,444,700
9,015 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 A   7,840,886

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 1994B:
$ 5,245 0.000%, 6/15/28 - NPFG Insured No Opt. Call A   $ 4,378,421
11,675 0.000%, 6/15/29 - FGIC Insured No Opt. Call A   9,409,933
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
4,950 0.000%, 12/15/32 - NPFG Insured No Opt. Call A   3,427,133
21,375 0.000%, 6/15/34 - NPFG Insured No Opt. Call A   13,755,240
21,000 0.000%, 12/15/35 - NPFG Insured No Opt. Call A   12,428,220
21,970 0.000%, 6/15/36 - NPFG Insured No Opt. Call A   12,617,371
10,375 0.000%, 12/15/36 - NPFG Insured No Opt. Call A   5,785,411
10,000 0.000%, 12/15/37 - NPFG Insured No Opt. Call A   5,272,400
25,825 0.000%, 6/15/39 - NPFG Insured No Opt. Call A   12,563,346
6,095 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2002A,
6.000%, 7/01/32 - NPFG Insured
No Opt. Call AA+   7,780,207
8,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2003A,
6.000%, 7/01/33 - NPFG Insured
No Opt. Call AA+   9,875,680
5,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2014A,
5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 AA+  (4) 5,103,500
5,020 Southwestern Illinois Development Authority, Local Government
Revenue Bonds, Edwardsville Community Unit School District 7
Project, Series 2007, 0.000%, 12/01/23 - AGM Insured
No Opt. Call AA   4,907,853
615 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/42
10/23 at 100.00 A2   622,214
Total Illinois 204,741,809
Indiana - 1.5%
2,250 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Refunding 2015A, 4.000%, 12/01/40
6/25 at 100.00 AA   2,224,732
5,740 Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges
East End Crossing Project, Series 2013A, 5.000%, 7/01/48, (Pre-
refunded 7/01/23), (AMT)
7/23 at 100.00 N/R  (4) 5,754,465
2,000 Indiana Municipal Power Agency Power Supply System Revenue Bonds,
Refunding Series 2016A, 5.000%, 1/01/42
7/26 at 100.00 A+   2,069,460
4,250 Indianapolis Local Public Improvement Bond Bank, Indiana, Community
Justice Campus Bonds, Courthouse & Jail Project, Series 2019A,
5.000%, 2/01/54
2/29 at 100.00 AAA   4,437,085
Indianapolis Local Public Improvement Bond Bank,
Indiana, Series 1999E:
2,400 0.000%, 2/01/25 - AMBAC Insured No Opt. Call AA   2,267,928
14,595 0.000%, 2/01/27 - AMBAC Insured No Opt. Call AA   13,002,394
Total Indiana 29,756,064
Kentucky - 1.8%
Kenton County Airport Board, Kentucky, Airport Revenue
Bonds, Cincinnati/Northern Kentucky International
Airport, Refunding Series 2016:
1,530 5.000%, 1/01/27 1/26 at 100.00 A1   1,616,246
1,600 5.000%, 1/01/28 1/26 at 100.00 A1   1,694,224

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
Kentucky Bond Development Corporation, Transient
Room Tax Revenue Bonds, Lexington Center
Corporation Project, Series 2018A:
$ 1,280 5.000%, 9/01/37 9/28 at 100.00 A2   $ 1,382,541
1,435 5.000%, 9/01/38 9/28 at 100.00 A2   1,541,419
4,000 5.000%, 9/01/43 9/28 at 100.00 A2   4,231,480
2,000 5.000%, 9/01/48 9/28 at 100.00 A2   2,095,320
1,000 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured
12/27 at 100.00 AA   1,029,710
8,935 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 BBB+   8,843,595
6,000 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C, 0.000%, 7/01/39 (5)
7/31 at 100.00 Baa2   6,811,380
5,000 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 115, Series 2017, 5.000%, 4/01/30
4/27 at 100.00 A1   5,360,100
Total Kentucky 34,606,015
Louisiana - 0.9%
1,335 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2019A, 4.000%, 2/01/45
2/29 at 100.00 AA-   1,299,529
4,420 Louisiana Stadium and Exposition District, Revenue Refunding Bonds,
Senior Lien Series 2013A, 5.000%, 7/01/28
7/23 at 100.00 A2   4,422,784
9,040 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2017A, 5.000%, 1/01/48 - AGM
Insured
1/27 at 100.00 AA   9,373,757
1,470 New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds,
Parking Facilities Corporation Consolidated Garage System, Series
2018A, 5.000%, 10/01/43 - AGM Insured
10/28 at 100.00 AA   1,551,879
Total Louisiana 16,647,949
Maine - 1.0%
800 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2013, 5.000%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 Ba1  (4) 802,080
Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A:
5,125 5.000%, 7/01/43 7/28 at 100.00 A+   5,330,205
2,005 5.000%, 7/01/48 7/28 at 100.00 A+   2,061,120
1,805 Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2020,
5.000%, 7/01/50
7/30 at 100.00 AA-   1,933,263
7,990 University of Maine, System Revenue Bonds, Series 2022, 5.000%,
3/01/47
3/32 at 100.00 AA-   8,713,015
Total Maine 18,839,683
Maryland - 1.2%
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
1,140 5.000%, 9/01/29 9/27 at 100.00 CCC+   1,161,443
630 5.000%, 9/01/31 9/27 at 100.00 CCC+   641,498
1,945 5.000%, 9/01/32 9/27 at 100.00 CCC+   1,979,427
385 5.000%, 9/01/34 9/27 at 100.00 CCC+   390,686
2,750 5.000%, 9/01/35 9/27 at 100.00 CCC+   2,777,885
2,550 5.000%, 9/01/42 9/27 at 100.00 CCC+   2,457,461

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 6,665 5.000%, 9/01/46 9/27 at 100.00 CCC+   $ 6,282,029
1,050 Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%,
7/01/40
7/25 at 100.00 A   1,067,136
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization
Program, Series 2018A:
4,375 5.000%, 5/01/47 5/28 at 100.00 AA   4,613,087
2,260 5.000%, 5/01/47, (Pre-refunded 5/01/28) 5/28 at 100.00 N/R  (4) 2,534,432
Total Maryland 23,905,084
Massachusetts - 0.6%
1,000 Massachusetts Department of Transportation, Metropolitan Highway
System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%,
1/01/37
1/29 at 100.00 A+   1,094,690
2,100 Massachusetts Development Finance Agency, Hospital Revenue
Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%,
11/15/41, (Pre-refunded 11/15/23)
11/23 at 100.00 N/R  (4) 2,122,827
2,905 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB   2,937,478
1,500 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 5.000%, 7/01/35
7/26 at 100.00 BBB   1,548,975
2,765 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 A1   2,836,143
980 Massachusetts Turnpike Authority, Metropolitan Highway System
Revenue Bonds, Senior Series 1997A, 0.000%, 1/01/29 - NPFG
Insured
No Opt. Call A+   809,382
105 Massachusetts Water Pollution Abatement Trust, Pooled Loan Program
Bonds, Series 2000-6, 5.500%, 8/01/30
5/23 at 100.00 Aaa   105,206
Total Massachusetts 11,454,701
Michigan - 2.8%
Bloomfield Hills Schools, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series
2023:
1,475 5.000%, 5/01/44 , (WI/DD, Settling 5/2/23) 5/33 at 100.00 Aa1   1,623,783
625 5.000%, 5/01/48 , (WI/DD, Settling 5/2/23) 5/33 at 100.00 Aa1   680,544
820 5.000%, 5/01/50 , (WI/DD, Settling 5/2/23) 5/33 at 100.00 Aa1   889,520
Detroit Academy of Arts and Sciences, Michigan, Public
School Academy Revenue Bonds, Refunding Series
2013:
1,505 6.000%, 10/01/33 10/23 at 100.00 N/R   1,439,833
2,520 6.000%, 10/01/43 10/23 at 100.00 N/R   2,296,451
15 Detroit, Michigan, Second Lien Sewerage Disposal System Revenue
Bonds, Series 2005A, 4.500%, 7/01/35 - NPFG Insured
5/23 at 100.00 A+   15,014
3,000 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue
Bonds, Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call A+   3,245,580
5 Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien
Series 2003B, 5.000%, 7/01/34 - NPFG Insured
5/23 at 100.00 A+   5,007
5 Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien
Series 2003A, 5.000%, 7/01/34 - NPFG Insured
5/23 at 100.00 A1   5,007
4,000 Kalamazoo County, Michigan, General Obligation Bonds, Limited Tax
Series 2022, 4.000%, 5/01/45
5/31 at 100.00 AA+   4,008,680

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 3,315 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3   $ 3,507,336
2,360 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020,
4.000%, 11/01/37
11/30 at 100.00 AA   2,444,512
2,220 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
12/30 at 100.00 BBB+   2,266,220
6,000 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%,
11/15/47
11/26 at 100.00 AA+   5,621,280
Michigan State Building Authority, Revenue Bonds,
Facilities Program, Refunding Series 2015-I:
9,565 5.000%, 4/15/30 10/25 at 100.00 Aa2   10,113,074
435 5.000%, 4/15/30, (Pre-refunded 10/15/25) 10/25 at 100.00 N/R  (4) 458,164
Michigan State, Trunk Line Fund Bonds, Rebuilding
Michigan Program, Series 2021A:
3,020 4.000%, 11/15/37 11/31 at 100.00 AA+   3,122,106
6,510 4.000%, 11/15/38 11/31 at 100.00 AA+   6,719,101
Michigan Technological University, General Revenue
Bonds, Series 2023A:
1,515 5.000%, 10/01/47 - AGM Insured 10/31 at 100.00 AA   1,611,793
675 5.250%, 10/01/52 - AGM Insured 10/31 at 100.00 AA   726,908
1,800 Northern Michigan University, General Revenue Bonds, Series 2021,
4.000%, 6/01/46
6/31 at 100.00 A1   1,733,868
1,100 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45
12/25 at 100.00 A1   1,126,455
Total Michigan 53,660,236
Minnesota - 0.3%
3,200 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo
Clinic, Refunding Series 2016B, 5.000%, 11/15/34
No Opt. Call AA   3,889,024
1,480 University of Minnesota, General Obligation Bonds, Series 2016A,
5.000%, 4/01/41
4/26 at 100.00 Aa1   1,539,452
Total Minnesota 5,428,476
Missouri - 0.2%
3,465 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48
11/23 at 100.00 A2   3,392,963
Total Missouri 3,392,963
Montana - 0.6%
1,115 Billings, Montana, Sewer System Revenue Bonds, Series 2017, 5.000%,
7/01/33
7/27 at 100.00 AA+   1,200,164
Montana Facility Finance Authority, Healthcare Facility
Revenue Bonds, Kalispell Regional Medical Center,
Series 2018B:
1,340 5.000%, 7/01/30 7/28 at 100.00 BBB   1,412,507
1,415 5.000%, 7/01/31 7/28 at 100.00 BBB   1,489,288
1,980 5.000%, 7/01/32 7/28 at 100.00 BBB   2,082,703
2,135 5.000%, 7/01/33 7/28 at 100.00 BBB   2,243,287
3,045 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 AA-   3,137,781
Total Montana 11,565,730

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska - 0.2%
Central Plains Energy Project, Nebraska, Gas Project 3
Revenue Bonds, Refunding Crossover Series 2017A:
$ 1,710 5.000%, 9/01/35 No Opt. Call A   $ 1,863,507
1,500 5.000%, 9/01/42 No Opt. Call A   1,564,080
1,400 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015, 5.000%, 11/01/45
11/25 at 100.00 A   1,417,402
Total Nebraska 4,844,989
Nevada - 2.6%
490 Clark County School District, Nevada, General Obligation Bonds,
Limited Tax Building Series 2020A, 4.000%, 6/15/40 - AGM Insured
6/30 at 100.00 AA   486,090
Clark County, Nevada, General Obligation Bonds,
Transportation Improvement, Limited Tax, Additionally
Secured by Pledged Revenue Series 2018B:
2,000 5.000%, 12/01/33 12/28 at 100.00 AA+   2,257,040
5,000 5.000%, 12/01/35 12/28 at 100.00 AA+   5,574,350
5,000 Las Vegas Convention and Visitors Authority, Nevada, Convention
Center Expansion Revenue Bonds, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 Aa3   5,245,250
8,500 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Series 2018C, 5.250%, 7/01/43
7/28 at 100.00 Aa3   9,031,675
Las Vegas Valley Water District, Nevada, General
Obligation Bonds, Refunding Series 2015:
5,220 5.000%, 6/01/33 12/24 at 100.00 Aa1   5,365,534
10,000 5.000%, 6/01/34 12/24 at 100.00 Aa1   10,267,900
9,000 5.000%, 6/01/39 12/24 at 100.00 Aa1   9,178,380
1,205 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Water Improvement Series 2016A, 5.000%, 6/01/41
6/26 at 100.00 Aa1   1,254,706
2,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transportation Rail Access Corridor Project, Series
2018A, 5.000%, 6/01/48
12/28 at 100.00 A2   2,078,080
250 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transportation Rail Access Corridor Project, Series
2018B, 5.000%, 6/01/33 - AGM Insured
12/28 at 100.00 AA   274,292
Total Nevada 51,013,297
New Jersey - 4.9%
2,500 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/36
1/29 at 100.00 A+   2,767,250
930 New Jersey Economic Development Authority, Private Activity Bonds,
The Goethals Bridge Replacement Project, Series 2013, 5.125%,
1/01/39 - AGM Insured, (AMT)
1/24 at 100.00 AA   934,827
6,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31,
(Pre-refunded 12/15/26)
12/26 at 100.00 A2  (4) 6,601,800
5,990 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/25 - AGM Insured
No Opt. Call AA   6,289,560
4,000 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2013NN,
5.000%, 3/01/26, (Pre-refunded 5/31/23)
5/23 at 100.00 A2  (4) 4,005,200
3,380 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/46
12/31 at 100.00 A2   3,243,245
9,420 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/31
No Opt. Call A2   6,947,815

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
$ 30,000 0.000%, 12/15/30 - FGIC Insured No Opt. Call A2   $ 23,212,800
27,000 0.000%, 12/15/32 - AGM Insured No Opt. Call AA   19,376,550
4,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2013AA, 5.000%, 6/15/29
6/23 at 100.00 A2   4,510,350
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2015AA:
2,750 5.250%, 6/15/32 6/25 at 100.00 A2   2,868,553
2,150 5.250%, 6/15/34 6/25 at 100.00 A2   2,238,472
1,220 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/50
12/30 at 100.00 A2   1,153,364
2,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 5.000%,
1/01/40
1/28 at 100.00 AA-   2,135,960
3,760 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G,
4.000%, 1/01/43
1/28 at 100.00 AA-   3,745,336
1,455 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Series 2020A, 5.000%, 11/01/41 - BAM
Insured
11/30 at 100.00 AA   1,566,220
2,720 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   2,708,793
Total New Jersey 94,306,095
New York - 7.9%
4,200 Dormitory Authority of the State of New York,  State Personal Income
Tax Revenue Bonds,  General Purpose, Series 2021B, 4.000%, 3/15/47
3/31 at 100.00 AA+   4,127,382
Dormitory Authority of the State of New York, Lease
Revenue Bonds, State University Dormitory Facilities,
Series 2017A:
2,970 5.000%, 7/01/42 7/27 at 100.00 Aa3   3,151,526
780 5.000%, 7/01/42, (Pre-refunded 7/01/27) 7/27 at 100.00 N/R  (4) 854,935
2,055 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Notes Series 2021, 1.000%, 9/01/25
9/23 at 100.00 A   1,919,267
1,950 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018, 5.000%, 9/01/39
9/28 at 100.00 A   2,111,674
1,500 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2020A, 5.000%, 9/01/38
9/30 at 100.00 A   1,677,885
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2021A:
1,000 4.000%, 9/01/39 9/31 at 100.00 A   1,007,460
2,100 4.000%, 9/01/41 9/31 at 100.00 A   2,104,536
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
3,100 4.750%, 11/15/45 5/30 at 100.00 A3   3,163,085
8,325 5.000%, 11/15/50 5/30 at 100.00 A3   8,614,044
MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A:
3,135 5.000%, 11/15/51 5/23 at 100.00 A3   3,119,294
7,380 5.000%, 11/15/56 11/23 at 100.00 A3   7,355,498

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York City Industrial Development Agency, New
York, PILOT Payment in Lieu of Taxes Revenue Bonds,
Queens Baseball Stadium Project, Refunding Series
2021A:
$ 1,500 5.000%, 1/01/29 - AGM Insured No Opt. Call AA   $ 1,662,900
1,750 5.000%, 1/01/30 - AGM Insured No Opt. Call AA   1,967,297
4,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2019 Series FF-2, 4.000%, 6/15/37
6/29 at 100.00 AA+   4,102,440
17,425 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/37
7/28 at 100.00 AA   18,945,680
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1, 5.000%,
2/01/51
2/32 at 100.00 AAA   5,445,350
3,465 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
C, 5.000%, 8/01/42
8/30 at 100.00 AA   3,796,878
11,755 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   11,422,569
3,180 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding
Series 1WTC-2021, 4.000%, 2/15/43 - BAM Insured
2/30 at 100.00 AA   3,149,186
4,000 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/50
5/30 at 100.00 AA   3,886,320
1,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 4.000%, 3/15/49
9/32 at 100.00 AA+   975,570
8,270 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment
Project, Series 2016A, 5.000%, 7/01/41, (AMT)
7/24 at 100.00 Baa2   8,287,202
5,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2022, 5.000%, 12/01/40, (AMT)
12/32 at 100.00 Baa1   5,228,300
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc.
- LaGuardia Airport Terminals C&D Redevelopment
Project, Series 2018:
3,250 5.000%, 1/01/34, (AMT) 1/28 at 100.00 Baa3   3,398,947
5,250 5.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa3   5,435,483
4,500 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2, 4.000%,
6/01/50
6/31 at 100.00 BBB+   4,032,810
8,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%,
11/15/37
5/27 at 100.00 AA-   8,581,600
3,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50
5/25 at 100.00 AA-   3,064,200
7,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 4.500%, 5/15/52
11/32 at 100.00 AA+   7,215,110
5,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 AA+   5,414,550
6,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 5.250%, 5/15/57
11/32 at 100.00 AAA   6,634,560

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 650 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series B, 5.000%, 6/01/24
No Opt. Call B-   $ 645,599
Total New York 152,499,137
North Carolina - 1.1%
1,520 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 10/01/44
10/26 at 100.00 AA+   1,615,866
North Carolina Department of Transportation, Private
Activity Revenue Bonds, I-77 Hot Lanes Project, Series
2015:
2,155 5.000%, 12/31/37, (AMT) 6/25 at 100.00 BBB   2,163,620
4,175 5.000%, 6/30/54, (AMT) 6/25 at 100.00 BBB   4,021,360
2,995 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/54
7/26 at 100.00 BBB   3,025,280
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Capital Appreciation Series
2019:
2,000 0.000%, 1/01/41 1/30 at 71.45 AA+   925,880
1,500 0.000%, 1/01/42 1/30 at 68.97 AA+   657,090
14,500 0.000%, 1/01/49 1/30 at 54.10 AA+   4,429,315
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Refunding Senior Lien Series
2017:
1,625 5.000%, 1/01/30 1/27 at 100.00 BBB   1,718,697
1,850 5.000%, 1/01/32 1/27 at 100.00 BBB   1,952,805
Total North Carolina 20,509,913
North Dakota - 0.1%
1,840 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A, 5.000%, 12/01/42
12/27 at 100.00 Baa2   1,863,055
Total North Dakota 1,863,055
Ohio - 3.8%
4,710 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+   4,169,998
44,665 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   41,695,224
1,195 Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's
Hospital Project, Refunding & Improvement Series 2017A, 5.000%,
11/01/32
11/27 at 100.00 Aa2   1,310,306
3,485 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group,
Series 2017OH, 4.000%, 12/01/46
6/27 at 100.00 AA-   3,297,786
5,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series
2018, 5.000%, 6/01/43
6/28 at 100.00 AAA   5,334,250
14,500 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call BBB-   13,203,265
4,110 Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC -
Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/39
- AGM Insured, (AMT)
6/25 at 100.00 AA   4,132,523
Total Ohio 73,143,352

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma - 1.3%
$ 4,000 Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer
Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/36, (Pre-
refunded 7/01/26)
7/26 at 100.00 AAA  (4) $ 4,279,280
Oklahoma Development Finance Authority, Health
System Revenue Bonds, Integris Baptist Medical Center,
Refunding Series 2015A:
1,590 5.000%, 8/15/27 8/25 at 100.00 A   1,648,512
1,250 5.000%, 8/15/29 8/25 at 100.00 A   1,297,612
Oklahoma Development Finance Authority, Health
System Revenue Bonds, OU Medicine Project, Series
2018B:
1,790 5.250%, 8/15/43 8/28 at 100.00 BB-   1,704,098
5,090 5.500%, 8/15/57 8/28 at 100.00 BB-   4,700,157
1,000 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 N/R   963,280
10,000 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2017A, 5.000%, 1/01/42
1/26 at 100.00 AA-   10,361,700
Total Oklahoma 24,954,639
Oregon - 0.9%
2,500 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 4.000%, 7/01/44
1/32 at 100.00 AA-   2,466,375
6,585 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Refunding Senior Lien Series 2017B, 5.000%, 11/15/28
5/27 at 100.00 AAA   7,204,582
2,000 Oregon State, General Obligation Bonds, Article XI-Q State Projects
Series 2021A, 4.000%, 5/01/40
5/31 at 100.00 AA+   2,041,200
5,330 University of Oregon, General Revenue Bonds, Series 2018A, 5.000%,
4/01/48
4/28 at 100.00 Aa2   5,636,795
Total Oregon 17,348,952
Pennsylvania - 0.9%
3,155 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%,
2/15/45
2/27 at 100.00 AA-   3,231,414
3,035 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2022B, 4.000%, 5/01/52
5/32 at 100.00 A   2,732,896
2,000 Pennsylvania State University, Revenue Bonds, Refunding Series 2016A,
5.000%, 9/01/41
9/26 at 100.00 Aa1   2,094,040
1,250 Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A, 4.750%,
12/01/37
12/26 at 100.00 AA-   1,297,263
3,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2018A-2, 5.000%, 12/01/48
12/28 at 100.00 AA-   3,135,330
1,025 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 A   971,136
2,620 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 A+   2,471,629
570 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding Subordinate Series 2019B,
4.000%, 9/01/34 - AGM Insured
9/29 at 100.00 AA   594,328

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 1,350 Susquehanna Area Regional Airport Authority, Pennsylvania, Airport
System Revenue Bonds, Series 2017, 5.000%, 1/01/38, (AMT)
1/28 at 100.00 Baa3   $ 1,363,689
Total Pennsylvania 17,891,725
Puerto Rico - 1.8%
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,031 0.000%, 7/01/33 7/28 at 86.06 N/R   3,694,832
16,730 4.500%, 7/01/34 7/25 at 100.00 N/R   16,777,513
9,039 4.550%, 7/01/40 7/28 at 100.00 N/R   8,656,831
5,320 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R   5,095,071
Total Puerto Rico 34,224,247
South Carolina - 2.4%
Patriots Energy Group, South Carolina, Gas System
Revenue Bonds, Improvement and Refunding Series
2021A:
3,750 4.000%, 6/01/46 6/31 at 100.00 A2   3,561,488
1,500 4.000%, 6/01/51 6/31 at 100.00 A2   1,379,385
Piedmont Municipal Power Agency, South Carolina,
Electric Revenue Bonds, Series 2004A-2:
12,760 0.000%, 1/01/28 - AGC Insured No Opt. Call AA   11,012,646
9,535 0.000%, 1/01/29 - AGC Insured No Opt. Call AA   7,989,853
5,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50
6/25 at 100.00 A-   5,526,180
4,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A, 4.000%,
12/01/39
12/30 at 100.00 A-   3,933,000
8,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56
12/26 at 100.00 A-   8,041,120
1,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 5.000%, 12/01/55
6/32 at 100.00 A-   1,525,065
3,455 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A, 5.500%, 12/01/54
6/24 at 100.00 A-   3,480,705
Total South Carolina 46,449,442
South Dakota - 0.2%
2,630 Baltic School District No. 49-1, South Dakota, General Obligation
Bonds, Series 2022, 5.250%, 12/01/47 - AGM Insured
12/31 at 100.00 AA   2,910,121
Total South Dakota 2,910,121
Tennessee - 0.9%
Hallsdale-Powell Utility District, Knox County, Tennessee,
Water and Sewer Revenue Bonds, Refunding &
Improvement Series 2022A:
310 4.000%, 4/01/32 4/31 at 100.00 AA   338,157
875 4.000%, 4/01/33 4/31 at 100.00 AA   953,330
760 4.000%, 4/01/37 4/31 at 100.00 AA   790,240
1,305 4.000%, 4/01/40 4/31 at 100.00 AA   1,318,207
250 Hallsdale-Powell Utility District, Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding Series 2021, 5.000%, 10/01/32
No Opt. Call AA   300,850
1,450 Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds,
Refunding Series 2020B, 5.000%, 10/01/45
10/30 at 100.00 AA+   1,588,127

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 2,260 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%,
7/01/42
7/27 at 100.00 AA   $ 2,397,227
2,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022A, 5.250%, 7/01/47
7/32 at 100.00 A1   2,218,600
1,375 New Memphis Arena Public Building Authority, Memphis and Shelby
County, Tennessee, Local Government Public Improvement Bonds,
Capital Appreciation Series 2021, 0.000%, 4/01/40
4/31 at 81.47 AA   615,409
3,000 Tennessee State School Bond Authority, Higher Educational Facilities
Second Program Bonds, Series 2017A, 5.000%, 11/01/42
11/27 at 100.00 AA+   3,204,840
3,240 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Improvement Series 2022, 4.000%, 6/01/52
6/32 at 100.00 AA   3,143,869
Total Tennessee 16,868,856
Texas - 14.3%
240 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, First-Lien Series 2021A, 4.000%,
10/01/50
10/31 at 100.00 BBB-   197,422
14,355 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2018, 4.000%, 2/15/43, (UB) (6)
2/27 at 100.00 Aa1   14,085,126
2,680 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Subordinate Lien Series 2020G, 4.000%, 1/01/45
1/30 at 100.00 BBB+   2,444,321
710 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/39
1/30 at 100.00 A-   758,394
240 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BB+   233,117
5,000 El Paso County Hospital District, Texas, General Obligation Bonds,
Certificates of Obligation Series 2013, 5.000%, 8/15/39
8/23 at 100.00 A-   5,001,950
Fort Bend County Municipal Utility District 50, Texas,
General Obligation Bonds, Series 2018A:
2,600 4.000%, 9/01/46 - AGM Insured 9/23 at 100.00 AA   2,496,312
5,500 4.000%, 9/01/48 - AGM Insured 9/23 at 100.00 AA   5,245,680
27,340 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-
refunded 10/01/23)
10/23 at 100.00 N/R  (4) 27,540,129
2,845 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
4.000%, 12/01/45
6/25 at 100.00 AA   2,779,508
7,295 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/50
- AGM Insured
11/31 at 39.79 AA   1,890,499
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Junior Lien Series 2001H:
11,055 0.000%, 11/15/27 No Opt. Call Baa2   9,347,666
845 0.000%, 11/15/27, (ETM) No Opt. Call Baa2  (4) 741,673
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Refunding Second Lien Series 2014C:
425 5.000%, 11/15/23 No Opt. Call Baa1   427,299
1,565 5.000%, 11/15/31 11/24 at 100.00 Baa1   1,601,856
14,905 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 Baa2   8,264,673

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,000 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 4.000%,
12/01/40
12/31 at 100.00 Baa2   $ 903,180
Houston, Texas, Airport System Revenue Bonds,
Refunding & Subordinate Lien Series 2018B:
1,590 5.000%, 7/01/43 7/28 at 100.00 A1   1,681,695
2,290 5.000%, 7/01/48 7/28 at 100.00 A1   2,400,424
Houston, Texas, Hotel Occupancy Tax and Special
Revenue Bonds, Convention and Entertainment Project,
Series 2001B:
24,755 0.000%, 9/01/29 - AMBAC Insured No Opt. Call A   19,866,630
12,940 0.000%, 9/01/30 - AMBAC Insured No Opt. Call A   9,994,856
10,000 0.000%, 9/01/31 - AMBAC Insured No Opt. Call A   7,422,900
19,500 0.000%, 9/01/32 - AMBAC Insured No Opt. Call A   13,884,390
5,120 Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2015A, 5.000%,
8/15/39
8/25 at 100.00 AAA   5,265,613
4,510 Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2016A, 5.000%,
8/15/49
8/26 at 100.00 AAA   4,654,861
2,000 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love Field
Modernization Program Project, Series 2012, 5.000%, 11/01/28,
(AMT)
5/23 at 100.00 Baa1   2,000,300
3,570 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2021A, 5.000%, 5/15/51
5/31 at 100.00 A+   3,817,508
Lubbock, Texas, Electric Light and Power System
Revenue Bonds, Series 2018:
2,170 5.000%, 4/15/40 4/28 at 100.00 A1   2,270,536
3,930 5.000%, 4/15/43 4/28 at 100.00 A1   4,085,274
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Capital Appreciation Series 2008I:
30,000 6.200%, 1/01/42, (Pre-refunded 1/01/25) - AGC Insured 1/25 at 100.00 AA  (4) 31,560,000
5,220 6.500%, 1/01/43, (Pre-refunded 1/01/25) 1/25 at 100.00 AA-  (4) 5,507,935
15,450 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/36 - AGC Insured
No Opt. Call AA   9,465,443
5,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2017A, 4.000%, 1/01/43
1/28 at 100.00 AA-   4,898,000
8,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier Series 2017B, 5.000%, 1/01/43
1/27 at 100.00 A+   8,336,240
9,100 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A, 5.000%, 1/01/32
1/25 at 100.00 A+   9,413,313
1,750 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series 2016A,
5.000%, 2/15/41
8/26 at 100.00 AA   1,805,563
5,000 Temple, Texas, General Obligation Bonds, Combination Tax and
Revenue Series 2022B, 4.000%, 8/01/47
8/31 at 100.00 AA   4,811,000
3,990 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call A2   4,169,151
5,400 Texas Private Activity Bond Surface Transportation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express
Managed Lanes Project, Refunding Senior Lien Series 2019A, 5.000%,
12/31/35
12/29 at 100.00 Baa2   5,723,676

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 3,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding First Tier Series 2015B, 5.000%, 8/15/37
8/24 at 100.00 A+   $ 3,054,330
1,750 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%,
8/15/33
8/24 at 100.00 A-   1,786,155
5,500 Texas Turnpike Authority, Central Texas Turnpike System Revenue
Bonds, First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call A+   5,094,430
Texas Water Development Board, State Water
Implementation Revenue Fund Bonds, Master Trust
Series 2017A:
12,500 4.000%, 10/15/42, (UB) (6) 10/27 at 100.00 AAA   12,533,250
1,500 5.000%, 10/15/42 10/27 at 100.00 AAA   1,588,710
5,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2018B, 5.000%, 10/15/38
10/28 at 100.00 AAA   5,453,900
Uptown Development Authority, Houston, Texas, Tax
Increment Contract Revenue Bonds, Infrastructure
Improvement Facilities, Refunding Series 2021:
600 3.000%, 9/01/38 9/31 at 100.00 Baa2   485,790
725 3.000%, 9/01/39 9/31 at 100.00 Baa2   575,541
Total Texas 277,566,219
Utah - 0.8%
5,345 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017B, 5.000%, 7/01/42
7/27 at 100.00 A   5,570,398
3,500 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018B, 5.000%, 7/01/43
7/28 at 100.00 A   3,680,040
Salt Lake County, Utah, Sales Tax Revenue Bonds, TRCC
Series 2017:
695 5.000%, 2/01/36 2/27 at 100.00 AAA   743,191
1,150 5.000%, 2/01/37 2/27 at 100.00 AAA   1,224,279
Utah Associated Municipal Power Systems, Revenue
Bonds, Horse Butte Wind Project, Refunding Series
2017A:
1,250 5.000%, 9/01/29 3/28 at 100.00 AA-   1,379,025
1,000 5.000%, 9/01/30 3/28 at 100.00 AA-   1,103,270
1,250 5.000%, 9/01/31 3/28 at 100.00 AA-   1,372,825
660 5.000%, 9/01/32 3/28 at 100.00 AA-   722,852
540 Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing
Program, Series 2017A, 5.000%, 3/01/37
3/27 at 100.00 AA   573,021
Total Utah 16,368,901
Virginia - 0.5%
1,805 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51
7/26 at 100.00 BBB   1,836,913
4,355 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
5/23 at 100.00 B-   4,088,169
4,100 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/49, (AMT)
6/27 at 100.00 BBB   4,095,736
Total Virginia 10,020,818
Washington - 3.8%
8,825 Central Puget Sound Regional Transit Authority, Washington, Sales
Tax and Motor Vehicle Excise Tax Bonds, Refunding & Improvement,
Green Series 2021S-1, 4.000%, 11/01/46
11/31 at 100.00 AAA   8,749,282

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 2,235 Pierce County School District 10, Tacoma, Washington, General
Obligation Bonds, Series 2020B, 4.000%, 12/01/43
12/30 at 100.00 Aaa   $ 2,242,242
Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2016:
1,930 5.000%, 2/01/29 2/26 at 100.00 AA-   2,033,564
1,000 5.000%, 2/01/30 2/26 at 100.00 AA-   1,050,680
Spokane Public Facilities District, Washington, Hotel,
Motel, and Sales Use Tax Revenue Bonds, Series 2017:
1,175 5.000%, 12/01/38 6/27 at 100.00 A1   1,221,530
5,000 5.000%, 12/01/41 6/27 at 100.00 A1   5,203,750
1,390 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 A-   1,308,365
12,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A, 5.000%,
10/01/33
5/23 at 100.00 A   12,001,320
1,310 Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017, 5.000%, 8/15/30
8/27 at 100.00 BBB+   1,386,753
6,030 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase,
4.000%, 7/01/37
7/31 at 100.00 Baa3   5,708,239
Washington State Convention Center Public Facilities
District, Lodging Tax Revenue Bonds, Refunding
Subordinate Series 2021B.  Exchange Purchase:
4,615 4.000%, 7/01/43 7/31 at 100.00 Baa3   4,108,365
7,830 3.000%, 7/01/48 7/31 at 100.00 Baa3   5,412,644
3,240 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Series 2018, 4.000%, 7/01/58
7/28 at 100.00 Baa3   2,682,590
Washington State, Motor Vehicle Fuel Tax General
Obligation Bonds, Series 2002-03C:
9,100 0.000%, 6/01/29 - NPFG Insured No Opt. Call Aaa   7,567,469
16,195 0.000%, 6/01/30 - NPFG Insured No Opt. Call Aaa   13,021,914
Total Washington 73,698,707
West Virginia - 0.8%
1,830 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Cabell Huntington Hospital, Inc. Project, Refunding & Improvement
Series 2018A, 5.000%, 1/01/34
1/29 at 100.00 BBB+   1,896,374
2,750 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series
2019A, 5.000%, 9/01/38
9/29 at 100.00 Baa1   2,813,690
3,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A, 5.500%, 6/01/44, (Pre-refunded 6/01/23)
6/23 at 100.00 A  (4) 3,004,980
3,570 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2018, 5.000%, 6/01/43
6/28 at 100.00 AA-   3,801,800
4,135 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2021, 5.000%, 6/01/47
6/31 at 100.00 AA-   4,497,061
Total West Virginia 16,013,905
Wisconsin - 0.4%
4,410 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39
5/23 at 100.00 A3   4,328,415

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NUV
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance
Senior Credit Group, Series 2016A:
$ 2,870 4.000%, 11/15/46 5/26 at 100.00 AA+   $ 2,707,960
935 4.000%, 11/15/46, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R  (4) 963,199
Total Wisconsin 7,999,574
Total Long-Term Investments (cost $1,876,904,924) 1,921,743,860
Floating Rate Obligations - (1.1)% (21,480,000)
Other Assets & Liabilities, Net -   1.9% 37,624,072
Net Assets Applicable to Common Shares - 100% $ 1,937,887,932
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen AMT-Free Municipal Value Fund
Portfolio of Investments April 30, 2023
(Unaudited)
NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.3%
X 268,943,988 MUNICIPAL BONDS - 98.9%
X 268,943,988
Alaska - 0.3%
$ 800 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1,
5.000%, 6/01/31
No Opt. Call A   $ 887,960
Total Alaska 887,960
Arizona - 1.3%
345 Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Lien Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 AAA   343,579
3,045 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.000%, 12/01/37
No Opt. Call A3   3,158,883
Total Arizona 3,502,462
California - 11.1%
1,730 Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C, 0.000%, 9/01/30 - AGM
Insured
No Opt. Call AA   1,362,704
45 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+   41,760
340 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authority Desalination
Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 BBB   347,541
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Private Activity/
Non AMT Refunding Subordinate Series 2019C:
1,280 5.000%, 5/15/30, (Pre-refunded 5/15/29) 5/29 at 100.00 N/R  (4) 1,484,199
760 5.000%, 5/15/30 5/29 at 100.00 AA-   876,713
450 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009A, 6.500%, 11/01/39
No Opt. Call A   527,989
10,200 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 AA   11,849,340
1,030 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Series 2011A, 0.000%, 8/01/35
No Opt. Call Aa2   673,095
2,470 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 A+   2,580,434
12,955 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/35 -
AGM Insured
No Opt. Call AA   8,065,265
5,185 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/44
8/25 at 36.88 AA   1,722,976
115 Vernon, California, Electric System Revenue Bonds, Series 2021A,
5.000%, 4/01/28
No Opt. Call BBB+   122,332
700 Victor Elementary School District, San Bernardino County, California,
General Obligation Bonds, Series 2002A, 0.000%, 8/01/24 - FGIC
Insured
No Opt. Call Aa3   670,831
Total California 30,325,179

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado - 4.1%
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
$ 1,000 5.000%, 12/01/30 12/26 at 100.00 Baa2   $ 1,034,210
1,500 5.000%, 12/01/36 12/26 at 100.00 Baa2   1,515,615
Denver Health and Hospitals Authority, Colorado,
Healthcare Revenue Bonds, Series 2019A:
1,750 4.000%, 12/01/38 12/29 at 100.00 BBB   1,604,820
2,000 4.000%, 12/01/39 12/29 at 100.00 BBB   1,819,060
5,885 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/34 - NPFG Insured
No Opt. Call A   3,906,993
1,000 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call AA-   1,198,910
Total Colorado 11,079,608
Delaware - 0.2%
Delaware River and Bay Authority, Delaware and New
Jersey, Revenue Bonds, Series 2014A:
150 4.125%, 1/01/39 1/24 at 100.00 A1   150,165
200 5.000%, 1/01/44 1/24 at 100.00 A1   200,418
130 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2019, 4.000%, 1/01/44
1/29 at 100.00 A1   128,337
Total Delaware 478,920
District of Columbia - 1.0%
90 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call A2   91,953
1,735 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series 2019B,
5.000%, 10/01/47
10/29 at 100.00 A-   1,816,823
725 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Series 2020A, 5.000%, 7/15/45
7/30 at 100.00 AA   790,395
Total District of Columbia 2,699,171
Florida - 3.7%
1,655 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/49
10/28 at 100.00 Aa3   1,582,345
500 Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A,
5.000%, 10/01/36
10/27 at 100.00 Aa3   539,350
1,000 JEA, Florida, Water and Sewer System Revenue Bonds, Series 2020A,
5.000%, 10/01/34
4/30 at 100.00 AA+   1,142,260
1,605 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/45
11/24 at 100.00 A2   1,606,878
535 Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A,
5.000%, 2/01/44 - AGM Insured
2/24 at 100.00 AA   532,972
3,350 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Refunding Series 2017B, 5.000%, 10/01/32
10/25 at 100.00 AA-   3,474,687
510 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperative, Inc. Project,
Refunding Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A-   534,261
805 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (5)
5/23 at 100.00 N/R   728,847

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 880 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (6)
5/23 at 100.00 N/R   $ 9
Total Florida 10,141,609
Georgia - 3.0%
2,470 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company, Fourth Series 1994,
2.250%, 10/01/32, (Mandatory Put 5/25/23)
No Opt. Call A-   2,467,011
2,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2017B, 5.250%, 2/15/45
2/27 at 100.00 AA   2,094,920
1,470 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2019A, 5.000%, 1/01/49 - BAM Insured
7/28 at 100.00 AA   1,522,288
2,000 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 5.000%, 1/01/35
1/25 at 100.00 A2   2,045,140
Total Georgia 8,129,359
Illinois - 10.5%
2,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   2,102,800
2,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 5.000%,
11/15/38
11/27 at 100.00 AA-   2,109,040
1,800 Evanston, Cook County, Illinois, General Obligation Bonds, Corporate
Purpose Series 2019A, 5.000%, 12/01/43
12/29 at 100.00 AA+   1,923,606
7,500 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2023A, 5.250%, 5/15/54
5/33 at 100.00 AA+   8,439,975
Illinois Finance Authority, State of Illinois Clean Water
Initiative Revolving Fund Revenue Bonds, Series 2017:
375 5.000%, 7/01/37, (Pre-refunded 1/01/27) 1/27 at 100.00 N/R  (4) 404,636
3,125 5.000%, 7/01/37 1/27 at 100.00 AAA   3,336,438
1,500 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/27
No Opt. Call A-   1,608,705
525 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call A-   556,327
495 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 A   430,531
11,420 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/37
- NPFG Insured
No Opt. Call A   6,021,081
615 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/42
10/23 at 100.00 A2   622,214
Will County Community Unit School District 201-U
Crete-Monee, Illinois, General Obligation Bonds, Capital
Appreciation Series 2004:
300 0.000%, 11/01/23 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 294,945
330 0.000%, 11/01/23 - NPFG Insured No Opt. Call A   323,760
340 0.000%, 11/01/23 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 334,434
50 0.000%, 11/01/23 - NPFG Insured, (ETM) No Opt. Call N/R  (4) 49,181
25 0.000%, 11/01/23 - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 24,579
Total Illinois 28,582,252

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana - 0.5%
$ 1,500 Indianapolis Local Public Improvement Bond Bank, Indiana, Series
1999E, 0.000%, 2/01/25 - AMBAC Insured
No Opt. Call AA   $ 1,417,455
Total Indiana 1,417,455
Kentucky - 3.4%
1,150 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding Series
2016, 5.000%, 1/01/29
1/26 at 100.00 A1   1,218,229
1,000 Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A, 5.000%,
9/01/43
9/28 at 100.00 A2   1,057,870
1,185 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/47 - AGM Insured
5/23 at 100.00 AA   1,179,276
1,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/32
8/29 at 100.00 A-   1,084,510
3,750 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 BBB+   3,711,638
1,080 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Refunding First Tier Series
2021B, 4.000%, 7/01/53 - AGM Insured
7/31 at 100.00 AA   953,014
Total Kentucky 9,204,537
Maine - 1.0%
2,425 University of Maine, System Revenue Bonds, Series 2022, 5.000%,
3/01/47
3/32 at 100.00 AA-   2,644,438
Total Maine 2,644,438
Maryland - 3.2%
3,420 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/33
9/27 at 100.00 CCC+   3,480,534
5,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/45
5/27 at 100.00 A   5,156,700
Total Maryland 8,637,234
Michigan - 0.8%
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3   1,058,020
1,210 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
12/30 at 100.00 BBB+   1,235,192
Total Michigan 2,293,212
Minnesota - 1.1%
1,145 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 AA   1,191,384
700 Southern Minnesota Municipal Power Agency, Badger Coulee Project
Revenue Bonds, Series 2019A, 5.000%, 1/01/32
1/30 at 100.00 AA-   802,921
1,000 University of Minnesota, General Obligation Bonds, Series 2017A,
5.000%, 9/01/36
9/27 at 100.00 Aa1   1,084,070
Total Minnesota 3,078,375

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Montana - 0.9%
Montana Facility Finance Authority, Montana, Health
Facilities Revenue Bonds, Bozeman Deaconess Health
Services Obligated Group, Series 2021A:
$ 500 5.000%, 6/01/31 No Opt. Call A   $ 558,470
640 4.000%, 6/01/38 6/31 at 100.00 A   640,269
1,245 4.000%, 6/01/40 6/31 at 100.00 A   1,229,786
Total Montana 2,428,525
Nevada - 5.4%
3,000 Clark County, Nevada, General Obligation Bonds, Transportation
Improvement, Limited Tax, Additionally Secured by Pledged Revenue
Series 2018B, 5.000%, 12/01/33
12/28 at 100.00 AA+   3,385,560
4,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Series 2018C, 5.250%, 7/01/43
7/28 at 100.00 Aa3   4,250,200
Las Vegas Convention and Visitors Authority, Nevada,
Revenue Bonds, Series 2019B:
3,015 5.000%, 7/01/36 7/29 at 100.00 Aa3   3,285,024
1,665 5.000%, 7/01/37 7/29 at 100.00 Aa3   1,802,945
2,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015, 5.000%, 6/01/39
12/24 at 100.00 Aa1   2,039,640
60 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement
District 1 Legends at Sparks Marina, Refunding Senior Series 2019A,
2.750%, 6/15/28, 144A
No Opt. Call Ba1   54,447
Total Nevada 14,817,816
New Jersey - 7.2%
Camden County Improvement Authority, New Jersey,
Health Care Redevelopment Revenue Bonds, Cooper
Health System Obligated Group Issue, Refunding Series
2014A:
105 5.000%, 2/15/25 2/24 at 100.00 A-   105,804
100 5.000%, 2/15/34 2/24 at 100.00 A-   100,762
105 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
5/23 at 100.00 A-   105,146
110 Camden County Improvement Authority, New Jersey, Lease Revenue
Bonds, Rowan University School of Osteopathic Medicine Project,
Refunding Series 2013A, 5.000%, 12/01/32
12/23 at 100.00 A   111,223
80 Cumberland County Improvement Authority, New Jersey, Guaranteed
Lease Revenue Bonds, County Correctional Facility Project, Series
2018, 4.000%, 10/01/43 - BAM Insured
10/28 at 100.00 AA   78,928
Delaware River Port Authority, New Jersey and
Pennsylvania, Revenue Bonds, Series 2018A:
175 5.000%, 1/01/37 1/29 at 100.00 A+   191,856
125 5.000%, 1/01/38 1/29 at 100.00 A+   136,205
245 Garden State Preservation Trust, New Jersey, Open Space and
Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM
Insured
No Opt. Call AA   269,439
Harrison, New Jersey, General Obligation Bonds, Parking
Utility Series 2018:
35 3.125%, 3/01/31 - BAM Insured 3/28 at 100.00 AA   35,156
30 3.250%, 3/01/32 - BAM Insured 3/28 at 100.00 AA   30,244
50 3.500%, 3/01/36 - BAM Insured 3/28 at 100.00 AA   49,907

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 150 Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Vocational Technical Schools
Project, Series 2016, 5.250%, 5/01/51
5/26 at 100.00 AA   $ 156,569
100 Jersey City, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2017A, 5.000%, 11/01/29
11/27 at 100.00 AA-   110,237
100 Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series
2005A, 5.000%, 1/01/32 (6)
5/23 at 100.00 Caa3   66,547
125 Middlesex County, New Jersey, General Obligation Bonds, Refunding
Redevelopment Series 2017, 5.000%, 1/15/27
No Opt. Call AAA   135,830
20 Montclair Township, Essex County, New Jersey, General Obligation
Bonds, Refunding Parking Utility Series 2014A, 5.000%, 1/01/37
1/24 at 100.00 AAA   20,165
100 Montclair Township, Essex County, New Jersey, General Obligation
Bonds, Refunding School Series 2017B, 4.000%, 3/01/25
No Opt. Call AAA   102,087
New Brunswick Parking Authority, Middlesex County,
New Jersey, Guaranteed Parking Revenue Bonds,
Refunding Series 2016A:
300 5.000%, 9/01/32 - BAM Insured 9/26 at 100.00 AA   319,521
140 5.000%, 9/01/39 - BAM Insured 9/26 at 100.00 AA   146,405
25 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 BBB-   25,337
New Jersey Economic Development Authority, Charter
School Revenue Bonds, North Star Academy Charter
School of Newark, Series 2017:
220 4.000%, 7/15/37 7/27 at 100.00 BBB-   208,837
25 5.000%, 7/15/47 7/27 at 100.00 BBB-   25,211
100 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52, 144A
9/27 at 100.00 BB   91,315
35 New Jersey Economic Development Authority, Fixed Rate Revenue
Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44
1/24 at 100.00 N/R   30,382
100 New Jersey Economic Development Authority, Lease Revenue Bonds,
State House Project, Series 2017B, 4.500%, 6/15/40
12/28 at 100.00 A2   102,541
215 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011A, 2.750%, 8/01/39
8/24 at 100.00 A1   178,366
125 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3   122,199
55 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Kean Properties LLC - Kean University Student
Housing Project, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 B   50,860
100 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Rowan Properties LLC - Rowan University Student
Housing Project, Series 2015A, 5.000%, 1/01/48
1/25 at 100.00 B1   91,151
115 New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call A   118,854
New Jersey Economic Development Authority, Revenue
Bonds, The Seeing Eye Inc., Refunding Series 2017:
20 3.000%, 6/01/32 12/27 at 100.00 A   19,633
15 5.000%, 6/01/32 12/27 at 100.00 A   16,030

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 140 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding
Series 2013, 5.000%, 7/01/34, (Pre-refunded 7/01/23)
7/23 at 100.00 N/R  (4) $ 140,342
40 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding
Series 2014A, 5.000%, 7/01/29, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R  (4) 40,832
155 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 B   130,315
100 New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 N/R   71,981
170 New Jersey Economic Development Authority, Rutgers University
General Obligation Lease Revenue Bonds, College Avenue
Redevelopment Project, Series 2013, 5.000%, 6/15/46, (Pre-refunded
6/15/23)
6/23 at 100.00 Aa3  (4) 170,350
935 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 - NPFG Insured
No Opt. Call A2   1,028,855
15 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50
12/30 at 100.00 A2   14,181
145 New Jersey Educational Facilities Authority, Revenue Bonds, College of
New Jersey, Refunding Series 2016F, 3.000%, 7/01/40
7/26 at 100.00 A   115,284
100 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 AA   100,200
50 New Jersey Educational Facilities Authority, Revenue Bonds, Montclair
State University, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 A+   50,499
New Jersey Educational Facilities Authority, Revenue
Bonds, Rider University, Series   2017F:
5 3.750%, 7/01/37 7/27 at 100.00 BB   3,928
100 4.000%, 7/01/42 7/27 at 100.00 BB   75,891
100 5.000%, 7/01/47 7/27 at 100.00 BB   85,843
75 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/38
7/23 at 100.00 BBB+   75,114
New Jersey Educational Facilities Authority, Revenue
Bonds, Seton Hall University, Series 2016C:
435 3.000%, 7/01/41 7/26 at 100.00 BBB+   344,490
50 3.000%, 7/01/46 7/26 at 100.00 BBB+   37,342
25 4.000%, 7/01/46 7/26 at 100.00 BBB+   22,752
New Jersey Educational Facilities Authority, Revenue
Bonds, Stevens Institute of Technology, Series 2017A:
200 4.000%, 7/01/47 7/27 at 100.00 BBB+   181,668
30 5.000%, 7/01/47 7/27 at 100.00 BBB+   30,523
25 New Jersey Educational Facilities Authority, Revenue Bonds, The
College of Saint Elizabeth, Series 2016D, 5.000%, 7/01/46
7/26 at 100.00 BB   22,584
80 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 AA-   79,101
230 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA-   232,762
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hackensack Meridian Health Obligated
Group, Refunding Series 2017A:
150 5.000%, 7/01/28 7/27 at 100.00 AA-   163,149
150 5.000%, 7/01/57 7/27 at 100.00 AA-   154,182

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 110 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hunterdon Medical Center, Refunding Series 2014A, 4.000%, 7/01/45
7/24 at 100.00 A+   $ 106,256
50 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A,
4.000%, 7/01/41
7/26 at 100.00 AA-   49,819
360 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 AA-   371,963
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Palisades Medical Center Obligated
Group Issue, Refunding Series 2013:
20 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R  (4) 20,057
85 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R  (4) 85,269
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Princeton HealthCare System, Series
2016A:
25 5.000%, 7/01/32 7/26 at 100.00 AA   26,590
40 5.000%, 7/01/33 7/26 at 100.00 AA   42,452
30 5.000%, 7/01/34 7/26 at 100.00 AA   31,733
130 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital Issue, Series 2014A,
5.000%, 7/01/39
7/24 at 100.00 AA-   132,049
110 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 AA-   110,202
125 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA-   128,936
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Saint Joseph's Healthcare System
Obligated Group Issue, Refunding Series 2016:
10 3.000%, 7/01/32 7/26 at 100.00 BBB-   9,082
405 4.000%, 7/01/48 7/26 at 100.00 BBB-   336,061
100 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%,
8/15/37, (Pre-refunded 8/15/23)
8/23 at 100.00 A-  (4) 100,196
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, University Hospital Issue, Refunding
Series 2015A:
130 4.125%, 7/01/38 - AGM Insured 7/25 at 100.00 AA   129,581
110 5.000%, 7/01/46 - AGM Insured 7/25 at 100.00 AA   111,189
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Valley Health System Obligated Group,
Series 2019:
50 4.000%, 7/01/44 7/29 at 100.00 A+   49,093
205 3.000%, 7/01/49 7/29 at 100.00 A+   148,240
50 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 N/R   38,198
120 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 AA-   114,210
270 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2016B, 3.600%, 11/01/40
11/25 at 100.00 AA-   254,227
435 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2018A, 3.875%, 11/01/38
11/27 at 100.00 AA-   425,643

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 100 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019A, 2.900%, 11/01/39
11/28 at 100.00 AA-   $ 85,278
200 New Jersey Housing and Mortgage Finance Agency, Multifamily
Revenue Bonds, Series 2019B, 1.500%, 5/01/23
No Opt. Call AA-   200,000
New Jersey Housing and Mortgage Finance Agency,
Single Family Housing Revenue Bonds, Series 2018A:
125 3.600%, 4/01/33 10/27 at 100.00 AA   120,956
75 3.750%, 10/01/35 10/27 at 100.00 AA   72,682
665 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2019C, 3.950%, 10/01/44
4/28 at 100.00 AA   638,107
235 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2020E, 2.250%, 10/01/40
4/29 at 100.00 AA   172,269
200 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 A1   204,818
70 New Jersey State, General Obligation Bonds, Covid-19 Emergency
Series 2020A, 4.000%, 6/01/32
No Opt. Call A1   77,081
100 New Jersey State, General Obligation Bonds, Various Purpose Series
2020, 2.250%, 6/01/35
12/27 at 100.00 A1   85,382
5,020 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/31
No Opt. Call A2   3,702,551
2,170 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call A2   1,027,321
255 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/41
6/25 at 100.00 A2   261,936
50 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 A2   50,113
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
225 3.500%, 6/15/46 12/28 at 100.00 A2   192,582
100 4.000%, 6/15/50 12/28 at 100.00 A2   94,538
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
40 3.000%, 6/15/50 12/30 at 100.00 A2   30,228
30 4.000%, 6/15/50 12/30 at 100.00 A2   28,361
70 5.000%, 6/15/50 12/30 at 100.00 A2   74,016
255 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series
2015E, 5.000%, 1/01/45
1/25 at 100.00 AA-   260,544
200 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019, 2.250%, 9/15/33
9/26 at 100.00 AA   180,930
300 Salem County Pollution Control Financing Authority, New Jersey,
Revenue Bonds, Atlantic City Electric Company Project, Refunding
Series 2020, 2.250%, 6/01/29
No Opt. Call A   276,810
250 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Refunding Series 2019A, 5.000%, 11/01/31 -
AGM Insured
11/29 at 100.00 AA   278,513
30 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 BBB+   31,240
125 Sussex County, New Jersey, General Obligation Bonds, Series 2019,
3.000%, 6/01/27
6/26 at 100.00 AA+   125,955
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
215 4.000%, 6/01/37 6/28 at 100.00 A-   217,427

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 305 5.250%, 6/01/46 6/28 at 100.00 BBB+   $ 319,076
480 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   478,022
535 Union County Improvement Authority, New Jersey, General Obligation
Lease Bonds, Juvenile Detention Center Facility Project, Refunding
Series 2015A, 5.500%, 5/01/30
No Opt. Call Aaa 637,313
170 Union County Utilities Authority, New Jersey, Solid Waste System
County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
5/23 at 100.00 Aaa 170,104
Total New Jersey 19,640,114
New York - 5.8%
500 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2021A, 5.000%, 10/01/32 - AGM
Insured
10/29 at 100.00 AA   571,885
3,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2   3,460,080
1,500 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 A   1,611,345
2,050 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018, 5.000%, 9/01/39
9/28 at 100.00 A   2,219,966
1,390 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
5.000%, 11/15/50
5/30 at 100.00 A3   1,438,261
750 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E,
5.000%, 11/15/30
No Opt. Call A3   815,648
1,230 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
C, 5.000%, 8/01/42
8/30 at 100.00 AA   1,347,809
315 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 AA-   317,340
1,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2, 5.000%,
6/01/31
No Opt. Call A   1,101,350
3,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 2.000%, 5/15/45, (Mandatory
Put 5/15/26)
No Opt. Call AA+   2,757,390
Total New York 15,641,074
North Carolina - 1.1%
1,000 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 7/01/42
10/26 at 100.00 AA+   1,064,740
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Refunding Senior Lien Series
2017:
1,095 5.000%, 1/01/31 - AGM Insured 1/27 at 100.00 AA   1,177,705
700 5.000%, 1/01/32 1/27 at 100.00 BBB   738,899
Total North Carolina 2,981,344
Ohio - 3.2%
570 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+   504,649

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 8,670 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   $ 8,093,532
Total Ohio 8,598,181
Oklahoma - 0.2%
500 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57
8/28 at 100.00 BB-   461,705
Total Oklahoma 461,705
Pennsylvania - 4.5%
160 Adams County, Pennsylvania, General Obligation Bonds, Series 2017B,
2.500%, 11/15/29
11/25 at 100.00 Aa2   160,098
50 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%,
10/15/37
10/27 at 100.00 Baa3   50,326
465 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 4.000%, 4/01/44
4/28 at 100.00 A   432,557
115 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2019A, 4.000%, 7/15/35
7/29 at 100.00 A   116,525
220 Allegheny County, Pennsylvania, General Obligation Bonds, Series
2013C-72, 5.250%, 12/01/32, (Pre-refunded 12/01/23)
12/23 at 100.00 AA-  (4) 222,671
230 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project,
Series 2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3   225,359
105 Avon Grove School District, Chester County, Pennsylvania, General
Obligation Bonds, Series 2021A, 4.000%, 11/15/37
5/29 at 100.00 AA   107,388
140 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2005A, 4.000%, 1/01/35 (6)
No Opt. Call N/R   1
10 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2008A, 2.700%, 4/01/35 (6)
No Opt. Call N/R   0
250 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Series 2006B, 3.500%, 12/01/35 (6)
No Opt. Call N/R   3
380 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/50
11/27 at 100.00 B   216,144
155 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing, Series
2017A, 5.000%, 5/15/42
5/27 at 100.00 BBB   144,708
15 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds,   Alvernia University Project, Series 2020, 5.000%, 10/01/39
10/29 at 100.00 BB+   14,195
125 Bethel Park School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/33
8/26 at 100.00 Aa2   129,004
45 Boyertown Area School District, Berks and Montgomery Counties,
Pennsylvania, General Obligation Bonds, Series 2015, 5.000%,
10/01/38
4/24 at 100.00 AA-   45,648
155 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 A-   106,471

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 70 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%,
3/15/36
3/27 at 100.00 BBB-   $ 72,570
20 Bucks County Water and Sewer Authority, Pennsylvania, Water System
Revenue Bonds, Series 2020, 2.125%, 12/01/45
12/28 at 100.00 AA   13,040
115 Canon-McMillan School District, Washington County, Pennsylvania,
General Obligation Bonds, Series 2014D, 5.000%, 12/15/39
12/24 at 100.00 AA   117,064
100 Centre County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Mount Nittany Medical Center Project, Series 2016A, 5.000%,
11/15/46, (Pre-refunded 11/15/25)
11/25 at 100.00 A+  (4) 105,405
75 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series
2017A, 4.000%, 10/01/37
10/27 at 100.00 AA-   75,234
190 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series
2020A, 4.000%, 9/01/50
9/30 at 100.00 AA-   175,138
35 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019,
5.000%, 12/01/51
12/25 at 103.00 N/R   28,490
20 Chester County Industrial Development Authority, Pennsylvania,
Avon Grove Charter School Revenue Bonds, Series 2017A, 5.000%,
12/15/47
12/27 at 100.00 BBB-   20,110
15 Chester County Industrial Development Authority, Pennsylvania,
Student Housing Revenue Bonds, University Student Housing, LLC
Project at West Chester University Series 2013A, 5.000%, 8/01/45
8/23 at 100.00 Ba2   14,171
35 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Clarion University Foundation Inc. Student Housing
Project at Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 A1   35,321
100 Colonial School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2020, 5.000%, 2/15/44
2/27 at 100.00 Aaa 106,332
Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series
2018:
40 5.000%, 6/01/33 6/28 at 100.00 A1   43,369
355 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 AA   349,590
70 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019,
5.000%, 1/01/45
1/25 at 104.00 N/R   60,054
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries
Project, Series 2015:
20 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) 20,338
60 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) 61,013
45 4.000%, 1/01/33 1/25 at 100.00 BBB+   42,506
65 5.000%, 1/01/38 1/25 at 100.00 BBB+   65,180
15 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) 15,495
55 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) 56,815
100 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2016, 5.000%,
1/01/29
1/26 at 100.00 BBB+   101,311
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries
Project, Series 2019A:
25 4.125%, 1/01/38 1/29 at 100.00 BBB+   22,817
5 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 N/R  (4) 5,635

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 5 5.000%, 1/01/39 1/29 at 100.00 BBB+   $ 4,973
20 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 N/R  (4) 22,539
100 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Dickinson College Project, Second Series 2017A, 5.000%, 11/01/39
11/27 at 100.00 A+   106,575
200 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2019, 4.000%, 11/01/44
11/29 at 100.00 A   187,654
30 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University Project, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 Baa3   28,337
30 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
5/24 at 100.00 Baa3   30,005
55 Dauphin County General Authority, Pennsylvania, Health System
Revenue Bonds, Pinnacle Health System Project, Refunding Series
2016A, 5.000%, 6/01/35
6/26 at 100.00 A   57,308
Delaware River Joint Toll Bridge Commission, New
Jersey and Pennsylvania, Bridge System Revenue Bonds,
Series 2017:
245 5.000%, 7/01/42 7/27 at 100.00 A+   257,446
540 5.000%, 7/01/47 7/27 at 100.00 A+   563,987
295 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A, 5.000%,
7/01/28
No Opt. Call A+   330,568
225 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2016A, 5.000%, 7/01/41
7/26 at 100.00 B3   189,092
25 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 B3   17,575
150 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 A-   153,987
30 East Hempfield Township Industrial Development Authority,
Pennsylvania, Student Services Inc - Student Housing Project at
Millersville University, Series 2014, 5.000%, 7/01/46, (Pre-refunded
7/01/24)
7/24 at 100.00 N/R  (4) 30,607
100 East Hempfield Township Industrial Development Authority,
Pennsylvania, Student Services Inc - Student Housing Project at
Millersville University, Series 2015, 5.000%, 7/01/47, (Pre-refunded
7/01/25)
7/25 at 100.00 N/R  (4) 104,419
25 Easton Area School District, Northampton County, Pennsylvania,
General Obligation Bonds, Series 2020B, 5.000%, 2/01/31
2/28 at 100.00 Aa2   27,692
60 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 BBB+   49,101
75 General Authority of Southcentral Pennsylvania, Revenue Bonds, AICUP
Financing Program-York College of Pennsylvania, Series 2017 PP4,
3.375%, 11/01/37
10/27 at 100.00 A-   67,865
Huntingdon County General Authority, Pennsylvania,
Revenue Bonds, Juniata College, Series 2016OO2:
15 3.250%, 5/01/36 5/26 at 100.00 BBB   13,394
35 3.500%, 5/01/41 5/26 at 100.00 BBB   29,792
20 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%,
11/01/35
5/25 at 100.00 A   20,360
40 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Saint Anne's Retirement Community, Inc., Series
2020, 5.000%, 3/01/50
3/27 at 102.00 BB+   31,787

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 100 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%,
8/15/46
8/26 at 100.00 AA   $ 102,373
155 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42
8/26 at 100.00 AA   160,192
25 Lancaster School District, Lancaster County, Pennsylvania, General
Obligation Bonds, Series 2020, 4.000%, 6/01/35 - AGM Insured
12/28 at 100.00 AA   26,101
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
105 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R  (4) 106,199
95 5.125%, 12/01/47 12/23 at 100.00 A   92,928
100 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Refunding Series 2016, 4.000%,
11/01/41
5/26 at 100.00 A-   93,363
195 Lehighton Area School District, Carbon County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 - BAM
Insured
11/23 at 100.00 AA   196,757
100 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series
2014, 6.875%, 7/01/33, 144A
7/24 at 100.00 N/R   98,952
50 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/48
9/28 at 100.00 A   51,272
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas
Jefferson University, Series 2019:
50 4.000%, 9/01/44 9/29 at 100.00 A   46,991
25 4.000%, 9/01/49 9/29 at 100.00 A   22,812
200 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 N/R  (4) 207,236
200 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2016, 5.000%, 11/15/36
11/26 at 100.00 A-   199,410
90 Northampton County General Purpose Authority, Pennsylvania,
Revenue Bonds, Lafayette College, Refunding Series 2018, 4.000%,
11/01/38
11/28 at 100.00 Aa3   90,196
55 Northampton County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Morningstar Senior Living, Inc., Series 2019, 5.000%,
11/01/44
11/26 at 103.00 BB   47,512
55 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2006A, 2.550%, 11/01/41 (6)
No Opt. Call N/R   1
90 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (6)
9/25 at 100.00 N/R   28,800
140 Pennsylvania Economic Development Financing Authority, Parking
System Revenue Bonds, Capitol Region Parking System, Series
2013A, 5.250%, 1/01/44 - AGM Insured
1/24 at 100.00 AA   141,085
250 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, Pennsylvania-American Water Company, Refunding Series
2019, 3.000%, 4/01/39
10/29 at 100.00 A+   211,192
35 Pennsylvania Higher Educational Facilities Authority,  Revenue Bonds,
Holy Family University, Series 2013A, 6.500%, 9/01/38
9/23 at 100.00 A-   35,352

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 120 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Philadelphia University, Refunding Series 2013, 5.000%, 6/01/32, (Pre-
refunded 6/01/23)
6/23 at 100.00 N/R  (4) $ 120,146
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of the Sciences in
Philadelphia, Series 2012:
35 4.000%, 11/01/39 5/23 at 100.00 N/R   33,015
60 5.000%, 11/01/42 5/23 at 100.00 N/R   60,020
300 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 Baa3   293,298
95 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2013A, 5.500%, 7/15/38, (Pre-refunded
7/15/23)
7/23 at 100.00 N/R  (4) 95,411
45 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 AA+   43,798
350 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 AA+   307,447
450 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-121, 3.200%, 10/01/41
10/25 at 100.00 AA+   381,924
65 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 AA+   63,994
45 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125B, 3.700%, 10/01/47
4/27 at 100.00 AA+   42,994
250 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129, 3.350%, 10/01/45
10/28 at 100.00 AA+   208,795
125 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A, 3.000%, 10/01/46
10/28 at 100.00 AA+   94,918
45 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133, 2.500%, 10/01/45
10/29 at 100.00 AA+   32,489
100 Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A, 4.750%,
12/01/37
12/26 at 100.00 AA-   103,781
100 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 A2   103,702
585 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 AA-   601,386
50 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 A   47,373
25 Philadelphia Authority for Industrial Development, Pennsylvania,
Charter School Revenue Bonds, Philadelphia Performing Arts: A
String Theory Charter School, Series 2020, 5.000%, 6/15/50, 144A
6/28 at 100.00 BB+   24,030
70 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017, 3.625%, 5/01/35
11/27 at 100.00 BB+   55,359
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Arts,
Series 2017:
5 5.000%, 3/15/45, (Pre-refunded 3/15/28), 144A 3/28 at 100.00 N/R  (4) 5,541
45 5.000%, 3/15/45, 144A 3/28 at 100.00 BB-   37,751
150 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47
8/27 at 100.00 A   154,649

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 105 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 - AGM Insured
8/30 at 100.00 AA   $ 111,852
125 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding
Thirteenth Series 2015, 5.000%, 8/01/30
8/25 at 100.00 A   129,657
100 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 BBB   104,365
100 Pittsburgh and Allegheny County Sports and Exhibition Authority,
Pennsylvania, Parking Revenue Bonds, Series 2017, 5.000%, 12/15/34
12/27 at 100.00 A   108,465
20 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, First Lien Series 2020B, 4.000%, 9/01/45 -
AGM Insured
9/30 at 100.00 AA   20,032
25 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding Subordinate Series 2019B,
4.000%, 9/01/34 - AGM Insured
9/29 at 100.00 AA   26,067
200 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 A+   204,496
35 Rostraver Township, Westmoreland County, Pennsylvania, General
Obligation Bonds, Series 2018, 3.500%, 9/01/34 - AGM Insured
9/25 at 100.00 AA   35,057
80 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/32
5/24 at 100.00 BB+   80,160
100 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016,
5.000%, 6/01/46
6/26 at 100.00 BB+   89,188
210 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 Aa3   217,730
10 The Redevelopment Authority of the City of Scranton, Lackawanna
county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series
2016A, 5.000%, 11/15/28
5/24 at 100.00 BB+   9,867
40 Upper Allegheny Joint Sanitary Authority, Allegheny County,
Pennsylvania, Sewer Revenue Bonds, Refunding Series 2019A,
3.000%, 9/01/44 - AGM Insured
9/29 at 100.00 AA   31,914
100 Upper Dublin School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2021A, 4.000%, 9/15/38
3/29 at 100.00 Aa3   101,875
145 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 BBB+   129,730
15 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%,
7/01/35
1/28 at 100.00 BB   14,757
15 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 Baa1   14,080
Williamsport Sanitary Authority, Lycoming County,
Pennsylvania, Sewer Revenue Bonds, Series 2021.:
100 5.000%, 1/01/25 - BAM Insured No Opt. Call AA   103,250
25 5.000%, 1/01/28 - BAM Insured No Opt. Call AA   27,615
Total Pennsylvania 12,333,861
Puerto Rico - 3.0%
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,829 4.500%, 7/01/34 7/25 at 100.00 N/R   3,839,874
3,740 4.550%, 7/01/40 7/28 at 100.00 N/R   3,581,873

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 72 5.000%, 7/01/58 7/28 at 100.00 N/R   $ 69,523
710 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R   679,981
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
10 4.329%, 7/01/40 7/28 at 100.00 N/R   9,323
10 4.329%, 7/01/40 7/28 at 100.00 N/R   9,323
49 4.784%, 7/01/58 7/28 at 100.00 N/R   45,617
Total Puerto Rico 8,235,514
South Carolina - 1.7%
5,435 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2, 0.000%, 1/01/29 - AGC Insured
No Opt. Call AA   4,554,258
Total South Carolina 4,554,258
Tennessee - 4.5%
3,090 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-2,
5.000%, 8/01/44
8/29 at 100.00 A-   3,191,970
2,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Refunding & Improvement Series 2021, 4.000%, 5/01/46
5/31 at 100.00 A   1,891,380
135 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 A   137,252
605 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%,
7/01/42
7/27 at 100.00 AA   641,735
4,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB   4,151,160
2,160 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Improvement Series 2022, 4.000%, 6/01/47
6/32 at 100.00 AA   2,132,244
Total Tennessee 12,145,741
Texas - 10.1%
1,000 Austin Community College District Public Facility Corporation, Texas,
Lease Revenue Bonds, Highland Campus - Building 3000 Project,
Series 2018A, 5.000%, 8/01/42
8/27 at 100.00 AA   1,059,000
1,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2017, 5.000%, 11/15/35
11/26 at 100.00 AA-   1,060,820
500 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2020, 5.000%, 2/15/45
2/29 at 100.00 Aa1   529,860
745 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/40
1/30 at 100.00 A-   793,991
1,855 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, First Tier Series 2013A, 5.500%, 4/01/53, (Pre-refunded
10/01/23)
10/23 at 100.00 N/R  (4) 1,872,363
Houston, Texas, Hotel Occupancy Tax and Special
Revenue Bonds, Convention and Entertainment Project,
Series 2001B:
3,000 0.000%, 9/01/32 - AMBAC Insured No Opt. Call A   2,136,060
7,935 0.000%, 9/01/33 - AMBAC Insured No Opt. Call A   5,403,894

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,430 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2021A, 5.000%, 5/15/51
5/31 at 100.00 A+   $ 1,529,142
915 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2015B, 5.000%, 1/01/45
1/25 at 100.00 AA-   931,781
250 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series 2016A,
5.000%, 2/15/41
8/26 at 100.00 AA   257,937
1,600 Texas Private Activity Bond Surface Transportation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express
Managed Lanes Project, Refunding Senior Lien Series 2019A, 5.000%,
12/31/35
12/29 at 100.00 Baa2   1,695,904
7,635 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2016, 4.000%, 10/15/41
10/26 at 100.00 AAA   7,665,311
2,500 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2017A, 4.000%, 10/15/42, (UB) (7)
10/27 at 100.00 AAA   2,506,650
Total Texas 27,442,713
Utah - 0.6%
1,500 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017B, 5.000%, 7/01/47
7/27 at 100.00 A   1,553,775
Total Utah 1,553,775
Virginia - 1.0%
1,160 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51
7/26 at 100.00 BBB   1,180,509
1,400 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (5)
7/28 at 100.00 A-   1,430,044
Total Virginia 2,610,553
Washington - 2.7%
3,330 Chelan County Public Utility District 1, Washington, Columbia River-
Rock Island Hydro-Electric System Revenue Refunding Bonds, Series
1997A, 0.000%, 6/01/29 - NPFG Insured
No Opt. Call AA+   2,747,750
690 Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017, 5.000%, 8/15/30
8/27 at 100.00 BBB+   730,427
Washington State Convention Center Public Facilities
District, Lodging Tax Revenue Bonds, Refunding
Series2021B. Exchange Purchase:
2,165 4.000%, 7/01/37 7/31 at 100.00 Baa3   2,049,475
2,140 4.000%, 7/01/43 7/31 at 100.00 Baa1   1,953,970
Total Washington 7,481,622
West Virginia - 1.8%
530 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Cabell Huntington Hospital, Inc. Project, Refunding & Improvement
Series 2018A, 5.000%, 1/01/34
1/29 at 100.00 BBB+   549,223
1,800 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series
2019A, 5.000%, 9/01/38
9/29 at 100.00 Baa1   1,841,688
1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A, 5.500%, 6/01/44, (Pre-refunded 6/01/23)
6/23 at 100.00 A  (4) 1,001,660

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia (continued)
$ 1,430 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2018, 5.000%, 6/01/43
6/28 at 100.00 AA-   $ 1,522,850
Total West Virginia 4,915,421
Total Municipal Bonds (cost $264,756,266) 268,943,988
Shares Description (1) Value
X 1,139,384 COMMON STOCKS - 0.4%
X 1,139,384
Independent Power and Renewable Electricity Producers - 0.4%
14,686 Energy Harbor Corp (8),(9) $ 1,139,384
Total Independent Power and Renewable Electricity Producers 1,139,384
Total Common Stocks (cost $407,801) 1,139,384
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
19,305 CORPORATE BONDS - 0.0%
X 19,305
Independent Power And Renewable Electricity Producers - 0.0%
$ 60 Talen Energy Corp 0.000% 8/31/23 N/R $ 19,305
Total Independent Power And Renewable Electricity Producers 19,305
Total Corporate Bonds (cost $–) 19,305
Total Long-Term Investments (cost $265,164,067) 270,102,677
Floating Rate Obligations - (0.7)% (2,000,000)
Other Assets & Liabilities, Net -   1.4%(10) 3,842,445
Net Assets Applicable to Common Shares - 100% $ 271,945,122
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (176) 6/23 $ (19,682,366) $ (20,275,750) $ (593,384)
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns .
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; and Pennsylvania Economic
Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%,
11/01/41. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“ Vistra ”) announced that it has executed a definitive agreement with Energy Harbor
Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra .  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NUW
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-
traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
See Notes to Financial Statements

Nuveen Municipal Income Fund, Inc.
Portfolio of Investments April 30, 2023
(Unaudited)
NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 95.2%
X 94,239,147 MUNICIPAL BONDS - 95.2%
X 94,239,147
Alabama - 3.6%
$ 1,255 Limestone County Water & Sewer Authority, Alabama, Water and Sewer
Revenue Bonds, Series 2022, 5.000%, 12/01/45
6/32 at 100.00 AA-   $ 1,366,883
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 A2   1,042,500
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 5, Series 2023A, 5.250%, 1/01/54, (Mandatory Put
7/01/29)
4/29 at 100.18 A1   1,064,460
100 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 5.250%, 5/01/44, 144A
5/29 at 100.00 N/R   88,500
Total Alabama 3,562,343
Arizona - 5.0%
600 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39
12/24 at 100.00 A+   611,196
275 Arizona Industrial Development Authority Education Revenue Bonds,
Academies of Math & Science Projects, Series 2023, 5.250%, 7/01/43
7/31 at 100.00 BB+   269,616
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/48
1/28 at 100.00 AA-   1,011,650
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, KIPPC NYC Public Charter Schools - Macombs Facility Project,
Series 2021A, 4.000%, 7/01/41
7/31 at 100.00 BBB-   890,520
1,495 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Junior Lien Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 Aa3   1,569,645
515 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.250%, 12/01/28
No Opt. Call A3   544,231
Total Arizona 4,896,858
Arkansas - 0.2%
200 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB   199,692
Total Arkansas 199,692
California - 4.6%
2,120 Brea Olinda Unified School District, Orange County, California, General
Obligation Bonds, Series 1999A, 0.000%, 8/01/23 - FGIC Insured
No Opt. Call Aa2   2,102,467
500 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42
11/27 at 100.00 A+   478,915
500 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
5/23 at 100.00 N/R   498,930
365 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB+   349,973

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 275 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities & Services Project, Series 2017A,
4.000%, 4/01/36
4/27 at 100.00 A   $ 275,047
16 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A, 5.500%,
7/01/39 (4),(5)
1/22 at 100.00 N/R   16,109
300 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009A, 7.000%, 11/01/34
No Opt. Call A   365,610
500 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 A-   509,010
Total California 4,596,061
Colorado - 12.6%
1,000 Boulder Valley School District RE2, Boulder County, Colorado, General
Obligation Bonds, Series 2019A, 4.000%, 12/01/48
6/29 at 100.00 AA+   983,120
Central Platte Valley Metropolitan District, Colorado, General
Obligation Bonds, Refunding Series 2013A:
150 5.125%, 12/01/29, (Pre-refunded 12/01/23) 12/23 at 100.00 BBB  (6) 151,541
250 5.375%, 12/01/33, (Pre-refunded 12/01/23) 12/23 at 100.00 BBB  (6) 252,922
350 Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan Society
Project, Refunding Series 2017, 5.000%, 6/01/42, (Pre-refunded
6/01/27)
6/27 at 100.00 N/R  (6) 382,753
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43
11/29 at 100.00 AA   967,330
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016,
5.000%, 1/01/37
1/24 at 102.00 N/R   442,245
855 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 A-   883,215
750 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2013B-1, 5.000%, 11/15/38
11/23 at 100.00 AA+   755,085
1,395 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/43, (AMT)
12/28 at 100.00 A+   1,446,462
700 Erie Farm Metropolitan District, Erie, Boulder County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement,
Series 2021, 5.000%, 12/01/46 - AGM Insured
12/31 at 100.00 AA   761,691
700 Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34,
144A
9/27 at 103.00 N/R   706,447
1,000 Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2021, 4.000%, 12/01/47
- BAM Insured
12/31 at 100.00 AA   931,140
500 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45
12/25 at 100.00 A   508,260
650 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2018A, 4.000%, 12/01/51
12/28 at 100.00 A   575,016
125 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.125%, 11/15/23
No Opt. Call AA-   126,374
1,100 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017, 5.000%, 12/01/42
12/27 at 100.00 AA   1,152,184

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 463 Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Refunding & Improvement Series 2013, 5.000%, 12/01/33, (Pre-
refunded 12/01/23), 144A
12/23 at 100.00 N/R  (6) $ 467,426
525 Waterview II Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2022A, 4.500%, 12/01/31
3/27 at 103.00 N/R   480,354
500 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R   470,245
Total Colorado 12,443,810
Delaware - 0.1%
100 Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/48
12/28 at 100.00 BBB   102,157
Total Delaware 102,157
District of Columbia - 0.1%
105 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series 2019B,
4.000%, 10/01/49
10/29 at 100.00 A-   98,714
Total District of Columbia 98,714
Florida - 4.3%
840 Bay County, Florida, Educational Facilities Revenue Refunding Bonds,
Bay Haven Charter Academy, Inc. Project, Series 2013A, 5.000%,
9/01/33
9/23 at 100.00 BBB   843,965
700 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   665,469
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail
Project, Series 2019A:
350 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 5/23 at 102.00 N/R   332,832
380 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 5/23 at 102.00 N/R   358,625
500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
5/23 at 103.00 N/R   506,385
500 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%,
10/01/42, (AMT)
10/27 at 100.00 A+   514,485
1,145 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A
Tampa General Hospital, Series 2020A, 4.000%, 8/01/55
2/31 at 100.00 A   1,028,187
Total Florida 4,249,948
Georgia - 1.1%
455 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1,
5.250%, 7/01/40
7/25 at 100.00 A1   467,604
210 Atlanta Urban Residential Finance Authority, Georgia, Multifamily
Housing Revenue Bonds, Testletree Village Apartments, Series 2013A,
4.000%, 11/01/25
11/23 at 100.00 B   198,811
500 Fulton County Development Authority, Georgia, Hospital Revenue
Bonds, Wellstar Health System, Inc Project, Series 2017A, 4.000%,
4/01/50
4/30 at 100.00 A+   462,340
Total Georgia 1,128,755

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Hawaii - 1.8%
$ 250 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33, 144A
7/23 at 100.00 BB   $ 250,617
1,500 Hawaii State, Airport System Revenue Bonds, Series 2022, 5.000%,
7/01/47, (AMT)
7/32 at 100.00 AA-   1,574,790
Total Hawaii 1,825,407
Illinois - 13.6%
250 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   262,850
500 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2023, 5.750%, 4/01/48
4/33 at 100.00 A   551,625
435 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/28 at 100.00 BB+   431,407
650 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB+   685,386
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A, 5.500%, 1/01/55
1/32 at 100.00 A+   1,079,180
1,000 Illinois Educational Facilities Authority, Revenue Bonds, Field Museum
of Natural History, Series 2002.RMKT, 4.500%, 11/01/36
11/24 at 100.00 A   1,011,690
500 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/51
8/31 at 100.00 BBB+   416,615
1,000 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A, 5.000%, 8/15/51
8/32 at 100.00 AA-   1,058,310
1,105 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2015A, 5.000%, 11/15/45
11/25 at 100.00 A   1,116,282
80 Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of
Chicago, Series 2013A, 5.500%, 7/01/28
7/23 at 100.00 A   80,279
200 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44
8/25 at 100.00 A3   200,374
540 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47
3/32 at 100.00 A-   591,046
500 Illinois State, General Obligation Bonds, March Series 2021A, 5.000%,
3/01/46
3/31 at 100.00 A-   525,065
400 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 A-   438,128
1,000 Illinois State, General Obligation Bonds, October Series 2022C,
5.500%, 10/01/41
10/32 at 100.00 A-   1,113,990
990 Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/31 7/23 at 100.00 A-   993,535
1,900 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2019A, 5.000%, 1/01/44
7/29 at 100.00 AA-   2,040,448
200 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53
12/25 at 100.00 A   203,346
205 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35
- NPFG Insured
No Opt. Call A   121,323
490 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/32
10/23 at 100.00 A2   496,723
Total Illinois 13,417,602

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana - 2.3%
$ 735 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   $ 635,216
1,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, Fulcrum CenterPoint, LLC Project, Series 2022, 4.500%,
12/15/46, (AMT), (Mandatory Put 11/15/23)
5/23 at 100.00 Aaa 997,430
655 Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges
East End Crossing Project, Series 2013A, 5.000%, 7/01/44, (Pre-
refunded 7/01/23), (AMT)
7/23 at 100.00 N/R  (6) 656,651
Total Indiana 2,289,297
Iowa - 0.5%
500 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
5.000%, 12/01/50
12/29 at 103.00 BBB-   497,015
Total Iowa 497,015
Kansas - 0.5%
500 Ellis County Unified School District 489 Hays, Kansas, General
Obligation Bonds, Refunding & Improvement Series 2022B, 5.000%,
9/01/47 - AGM Insured
9/31 at 100.00 AA   539,725
Total Kansas 539,725
Louisiana - 2.3%
1,000 East Baton Rouge Parish Capital Improvement District, Louisiana,
MOVEBR Sales Tax Revenue Bonds, Series 2019, 5.000%, 8/01/48
8/29 at 100.00 AA+   1,057,160
1,230 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41
10/27 at 100.00 A   1,266,322
Total Louisiana 2,323,482
Maine - 0.5%
500 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2013, 5.000%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 Ba1  (6) 501,300
Total Maine 501,300
Maryland - 0.5%
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series
2015, 5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 A  (6) 509,830
Total Maryland 509,830
Massachusetts - 0.6%
50 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 4.000%, 6/01/49, (Pre-refunded 6/01/29)
6/29 at 100.00 N/R  (6) 54,749
500 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 5.000%, 7/01/46
7/26 at 100.00 A-   503,495
Total Massachusetts 558,244
Michigan - 1.0%
1,000 Michigan State University, General Revenue Bonds, Refunding Series
2019C, 4.000%, 2/15/44
8/29 at 100.00 AA   974,100
Total Michigan 974,100

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota - 1.9%
$ 75 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%,
8/01/46
8/26 at 100.00 BB+   $ 60,197
1,000 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series
2018A, 5.000%, 2/15/53
2/28 at 100.00 A-   1,018,640
300 Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue
Bonds, Presbyterian Homes Bloomington Project, Refunding Series
2017, 4.250%, 9/01/37
9/24 at 100.00 N/R   275,712
500 West Saint Paul-Mendota Heights-Eagan Independent School District
197, Dakota County, Minnesota, General Obligation Bonds, School
Building Series 2018A, 4.000%, 2/01/39
2/27 at 100.00 AAA   509,560
Total Minnesota 1,864,109
Mississippi - 1.0%
1,000 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A, 5.000%, 9/01/41
9/26 at 100.00 BBB+   1,015,000
Total Mississippi 1,015,000
Missouri - 2.8%
1,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Southwest Baptist University Project, Series
2012, 5.000%, 10/01/33
5/23 at 100.00 BBB-   1,000,000
125 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, University of Central Missouri, Series
2013C-2, 5.000%, 10/01/34
10/23 at 100.00 A+   125,411
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%,
2/15/54
2/29 at 100.00 AA-   912,340
215 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A,
5.250%, 9/01/53
9/25 at 103.00 BB+   187,469
335 Saline County Industrial Development Authority, Missouri, First
Mortgage Revenue Bonds, Missouri Valley College, Series 2017,
4.500%, 10/01/40
10/23 at 100.00 N/R   288,301
225 Taney County Industrial Development Authority, Missouri, Sales Tax
Revenue Improvement Bonds, Big Cedar Infrastructure Project Series
2023, 6.000%, 10/01/49, 144A
10/30 at 100.00 N/R   222,051
Total Missouri 2,735,572
Nebraska - 0.5%
500 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call A   521,360
Total Nebraska 521,360
New Jersey - 2.7%
45 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call N/R  (6) 45,387
110 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 AA   111,189
545 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.000%, 6/15/45
6/25 at 100.00 A2   553,971

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 4.000%, 6/15/44
12/28 at 100.00 A2   $ 970,910
1,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 BBB+   1,030,210
Total New Jersey 2,711,667
New York - 4.9%
60 Buffalo and Erie County Industrial Land Development Corporation,
New York, Revenue Bonds, Catholic Health System, Inc. Project, Series
2015, 5.250%, 7/01/35
7/25 at 100.00 B-   52,156
1,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 5.000%, 3/15/46
3/32 at 100.00 AA+   1,644,210
1,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47
2/30 at 100.00 Aa1   982,740
250 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 BBB+   256,480
315 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
5.250%, 11/15/55
5/30 at 100.00 A3   331,232
500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 4.000%,
2/01/42
2/31 at 100.00 AAA   494,010
500 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   485,860
500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 5.250%, 5/15/47
11/32 at 100.00 AA+   563,755
Total New York 4,810,443
North Carolina - 2.1%
2,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 Aa1   2,066,820
Total North Carolina 2,066,820
North Dakota - 0.1%
100 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group, Series
2017, 5.000%, 12/01/36
12/26 at 100.00 N/R   90,278
Total North Dakota 90,278
Ohio - 0.9%
1,000 Cleveland-Cuyahoga County Port Authority, Ohio, Cultural Facility
Revenue Bonds, The Cleveland Museum of Natural History Project,
Series 2021, 4.000%, 7/01/51
7/31 at 100.00 A3   866,890
Total Ohio 866,890
Oklahoma - 0.6%
670 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57
8/28 at 100.00 BB-   618,685
Total Oklahoma 618,685
Oregon - 0.1%
55 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A, 5.250%, 11/15/50
11/25 at 102.00 N/R   48,666
Total Oregon 48,666

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania - 1.7%
$ 1,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Reading Hospital & Medical Center Project, Series 2012A, 5.000%,
11/01/40
5/23 at 100.00 B   $ 618,900
500 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 A   516,700
560 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/36, (Pre-refunded 1/15/25)
1/25 at 100.00 N/R  (6) 580,261
Total Pennsylvania 1,715,861
Puerto Rico - 1.8%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
200 4.550%, 7/01/40 7/28 at 100.00 N/R   191,544
1,760 0.000%, 7/01/51 7/28 at 30.01 N/R   359,726
500 4.750%, 7/01/53 7/28 at 100.00 N/R   468,780
745 5.000%, 7/01/58 7/28 at 100.00 N/R   719,372
Total Puerto Rico 1,739,422
South Carolina - 0.5%
620 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A, 4.000%, 4/01/49
4/26 at 103.00 BBB-   444,559
Total South Carolina 444,559
South Dakota - 1.4%
100 Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow
Rummel Village Project, Series 2017, 5.125%, 11/01/47
11/26 at 100.00 BB   84,334
1,300 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Avera Health System, Series 2014, 5.000%, 7/01/44
7/24 at 100.00 AA-   1,312,961
Total South Dakota 1,397,295
Tennessee - 1.1%
870 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2016, 5.000%, 9/01/47
9/26 at 100.00 BBB   856,202
250 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, 5.500%, 7/01/42, (AMT)
7/32 at 100.00 A1   276,060
Total Tennessee 1,132,262
Texas - 6.5%
670 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/40, (Pre-refunded 7/01/25)
7/25 at 100.00 A-  (6) 699,038
1,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2021A, 4.000%, 11/01/46
11/30 at 100.00 A1   979,540
335 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, First Tier Series 2013A, 5.125%, 10/01/43
10/23 at 100.00 A+   335,931
500 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/45
4/30 at 100.00 A+   479,890
500 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2015, 5.000%, 5/15/40
5/25 at 100.00 A+   513,320
125 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
5/23 at 104.00 BB-   122,142

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 200 North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C, 0.000%, 9/01/43,
(Pre-refunded 9/01/31) (7)
9/31 at 100.00 N/R  (6) $ 251,298
500 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A, 5.000%, 1/01/38
1/25 at 100.00 A+   511,480
240 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/34
2/24 at 100.00 Ba1   243,286
295 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call A2   311,567
1,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC
Segments 3C Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 Baa2   1,003,560
1,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%,
8/15/32
8/24 at 100.00 A-   1,021,020
Total Texas 6,472,072
Virgin Islands - 0.4%
380 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/30
No Opt. Call N/R   386,813
Total Virgin Islands 386,813
Virginia - 2.0%
1,265 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 BBB   1,248,669
750 Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022, 5.000%,
12/31/47, (AMT)
12/32 at 100.00 Baa1   756,577
Total Virginia 2,005,246
Washington - 1.1%
1,000 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate
Lien Private Activity Series 2022B, 5.000%, 8/01/42, (AMT)
8/32 at 100.00 AA-   1,070,870
Total Washington 1,070,870
West Virginia - 1.0%
1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Series 2018A,
5.000%, 6/01/52
6/28 at 100.00 A   1,008,120
Total West Virginia 1,008,120
Wisconsin - 4.9%
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier
Series 2018B:
4 0.000%, 1/01/46, 144A (4) No Opt. Call N/R   85
4 0.000%, 1/01/47, 144A (4) No Opt. Call N/R   78
4 0.000%, 1/01/48, 144A (4) No Opt. Call N/R   74
4 0.000%, 1/01/49, 144A (4) No Opt. Call N/R   70
3 0.000%, 1/01/50, 144A (4) No Opt. Call N/R   64
4 0.000%, 1/01/51, 144A (4) No Opt. Call N/R   67
98 1.000%, 7/01/51, 144A (4) 3/28 at 100.00 N/R   57,020
4 0.000%, 1/01/52, 144A (4) No Opt. Call N/R   62
4 0.000%, 1/01/53, 144A (4) No Opt. Call N/R   58
4 0.000%, 1/01/54, 144A (4) No Opt. Call N/R   55
4 0.000%, 1/01/55, 144A (4) No Opt. Call N/R   51

Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMI
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 4 0.000%, 1/01/56, 144A (4) No Opt. Call N/R   $ 48
4 0.000%, 1/01/57, 144A (4) No Opt. Call N/R   45
4 0.000%, 1/01/58, 144A (4) No Opt. Call N/R   42
3 0.000%, 1/01/59, 144A (4) No Opt. Call N/R   40
3 0.000%, 1/01/60, 144A (4) No Opt. Call N/R   37
3 0.000%, 1/01/61, 144A (4) No Opt. Call N/R   35
3 0.000%, 1/01/62, 144A (4) No Opt. Call N/R   33
3 0.000%, 1/01/63, 144A (4) No Opt. Call N/R   31
3 0.000%, 1/01/64, 144A (4) No Opt. Call N/R   29
3 0.000%, 1/01/65, 144A (4) No Opt. Call N/R   27
3 0.000%, 1/01/66, 144A (4) No Opt. Call N/R   25
42 0.000%, 1/01/67, 144A (4) No Opt. Call N/R   293
500 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2,
3.300%, 10/01/46, (Mandatory Put 10/01/26)
No Opt. Call Aa3   501,430
200 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014, 5.125%,
10/01/34
5/23 at 102.00 N/R   182,126
200 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021,
4.000%, 1/01/57
1/27 at 103.00 N/R   135,402
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, PHW Oconomowoc, Inc. Project, Series 2018,
5.125%, 10/01/48
10/23 at 102.00 N/R   853,110
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding
Series 2015, 5.000%, 8/15/39
8/24 at 100.00 A+   1,010,340
500 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014B,
5.000%, 7/01/44
7/24 at 100.00 A   505,665
545 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Series 2018A,
5.000%, 9/15/50, (Pre-refunded 9/15/23)
9/23 at 100.00 BBB-  (6) 548,205
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc , Series 2015, 5.000%, 12/15/44
12/24 at 100.00 AA-   1,008,150
Total Wisconsin 4,802,797
Total Long-Term Investments (cost $95,370,064) 94,239,147
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  3.4%
X 3,315,000 MUNICIPAL BONDS - 3.4%
X 3,315,000
Colorado - 1.0%
$ 1,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Refunding Series 2009C, 4.000%, 11/01/28, (Mandatory Put
5/5/2023) (8)
4/23 at 100.00 AA+ $ 1,000,000
Total Colorado 1,000,000
Iowa - 0.9%
900 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019E, 4.000%, 1/01/49, (Mandatory Put 5/5/2023) (8)
4/23 at 100.00 AAA 900,000
Total Iowa 900,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina - 1.5%
$ 390 University of North Carolina Chapel Hill, North Carolina, Hospitals
Revenue Bonds, Series 2009A, 3.950%, 2/01/24, (Mandatory Put
5/5/2023) (8)
5/23 at 100.00 AA $ 390,000
1,025 University of North Carolina Chapel Hill, Revenue Bonds, University of
North Carolina Hospitals at Chapel Hill, Variable Rate Demand Series
2003B, 3.950%, 2/01/29, (Mandatory Put 5/5/2023) (8)
5/23 at 100.00 AA 1,025,000
Total North Carolina 1,415,000
Total Short-Term Investments (cost $3,315,000) 3,315,000
Total Investments (cost $98,685,064 ) - 98.6% 97,554,147
Other Assets & Liabilities, Net -   1.4% 1,382,779
Net Assets Applicable to Common Shares - 100% $ 98,936,926
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns .
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

April 30, 2023 (Unaudited) NUV NUW NMI
ASSETS
Long-term investments, at value
†
$ 1,921,743,860 $ 270,102,677 $ 94,239,147
Short-term investments, at value
◊
– – 3,315,000
Cash 2,085,927 1,059,089 –
Cash collateral at brokers for investments in futures contracts
(1)
– 396,011 –
Receivables:
Interest 22,818,453 3,095,629 1,386,433
Investments sold 22,500,000 297,563 476,398
Deferred offering costs – – 111,370
Other assets 489,488 12,250 8,815
Total assets 1,969,637,728 274,963,219 99,537,163
LIABILITIES
Cash overdraft – – 140,258
Floating rate obligations 21,480,000 2,000,000 –
Payables:
Dividends 5,346,357 710,853 287,425
Interest 202,435 6,014 –
Investments purchased - when-issued/delayed-delivery settlement 3,210,976 – –
Variation margin on futures contracts – 82,500 –
Accrued expenses:
Custodian fees 151,014 35,235 15,718
Investor relations 33,843 5,097 2,181
Management fees 717,430 124,614 49,689
Directors/Trustees fees 444,788 4,275 1,016
Professional fees 16,640 14,480 14,251
Shareholder reporting expenses 70,587 10,323 6,500
Shareholder servicing agent fees 58,515 40 967
Shelf offering costs – – 74,651
Other 17,211 24,666 7,581
Total liabilities 31,749,796 3,018,097 600,237
Commitments and contingencies
(2)
Net assets applicable to common shares $ 1,937,887,932 $ 271,945,122 $ 98,936,926
Common shares outstanding 207,541,595 17,951,336 10,051,095
Net asset value ("NAV") per common share outstanding $ 9 .34 $ 15 .15 $ 9 .84
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 2,075,416 $ 179,513 $ 100,511
Paid-in capital 1,963,547,908 268,621,006 105,319,950
Total distributable earnings (loss) (27,735,392) 3,144,603 (6,483,535)
Net assets applicable to common shares $ 1,937,887,932 $ 271,945,122 $ 98,936,926
Authorized shares:
Common 350,000,000 Unlimited 200,000,000
†
Long-term investments, cost $ 1,876,904,924 $ 265,164,067 $ 95,370,064
◊
Short-term investments, cost $ — $ — $ 3,315,000
(1)
Cash pledged to collateralize the net payment obligations for investments in derivatives.
(2)
As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Six Months Ended April 30, 2023 (Unaudited) NUV NUW NMI
INVESTMENT INCOME
Interest $ 40,930,563 $ 5,282,330 $ 2,242,311
Total investment income 40,930,563 5,282,330 2,242,311
EXPENSES
– – –
Management fees 4,279,968 741,056 296,086
Shareholder servicing agent fees 157,154 50 2,939
Interest expense 392,904 34,470 1,444
Directors/Trustees fees 25,430 3,568 1,298
Custodian expenses, net 82,617 19,473 10,584
Investor relations expenses 28,527 4,233 1,740
Professional fees 45,871 19,937 22,298
Shareholder reporting expenses 94,236 15,054 14,671
Stock exchange listing fees 30,929 3,564 4,929
Other 17,997 6,666 4,358
Total expenses 5,155,633 848,071 360,347
Net investment income (loss) 35,774,930 4,434,259 1,881,964
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (19,120,249) (1,207,348) (425,593)
Futures contracts — 1,239,762 —
Net realized gain (loss) (19,120,249) 32,414 (425,593)
Change in unrealized appreciation (depreciation) on:
Investments 136,643,679 18,688,364 6,409,966
Futures contracts — (1,935,226) —
Change in net unrealized appreciation (depreciation) 136,643,679 16,753,138 6,409,966
Net realized and unrealized gain (loss) 117,523,430 16,785,552 5,984,373
Net increase (decrease) in net assets applicable to common shares from operations $ 153,298,360 $ 21,219,811 $ 7,866,337

Statement of Changes in Net Assets
See Notes to Financial Statements

NUV NUW
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 35,774,930 $ 68,382,062 $ 4,434,259 $ 8,265,079
Net realized gain (loss) (19,120,249) (42,644,074) 32,414 (953,863)
Change in net unrealized appreciation (depreciation) 136,643,679 (340,070,110) 16,753,138 (51,604,479)
Net increase (decrease) in net assets applicable to common shares from operations 153,298,360 (314,332,122) 21,219,811 (44,293,263)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (34,866,988) (69,733,974) (4,227,540) (11,846,086)
Decrease in net assets applicable to common shares from
distributions to common shareholders (34,866,988) (69,733,974) (4,227,540) (11,846,086)
CAPITAL SHARE TRANSACTIONS
Common shares:
Net proceeds from common shares issued to common
shareholders due to reinvestment of distributions — 347,096 — —
Net increase (decrease) in net assets applicable to common shares from capital share transactions — 347,096 — —
Net increase (decrease) in net assets applicable to common shares 118,431,372 (383,719,000) 16,992,271 (56,139,349)
Net assets applicable to common shares at the beginning of the period 1,819,456,560 2,203,175,560 254,952,851 311,092,200
Net assets applicable to common shares at the end of the
period $ 1,937,887,932 $ 1,819,456,560 $ 271,945,122 $ 254,952,851

See Notes to Financial Statements

NMI
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 1,881,964 $ 3,444,459
Net realized gain (loss) (425,593) (5,141,509)
Change in net unrealized appreciation (depreciation) 6,409,966 (15,433,338)
Net increase (decrease) in net assets applicable to common shares from operations 7,866,337 (17,130,388)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (1,809,138) (3,259,831)
Decrease in net assets applicable to common shares from distributions to common shareholders (1,809,138) (3,259,831)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs 49,338 (9,169)
Net proceeds from common shares issued to common shareholders due to reinvestment of distributions — 38,776
Net increase (decrease) in net assets applicable to common shares from capital share transactions 49,338 29,607
Net increase (decrease) in net assets applicable to common shares 6,106,537 (20,360,612)
Net assets applicable to common shares at the beginning of the period 92,830,389 113,191,001
Net assets applicable to common shares at the end of the period $ 98,936,926 $ 92,830,389

Financial Highlights

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
NUV
NUW
4/30/23(c)
0.04%
0.02%
10/31/22
0.01
0.01
10/31/21
0.01
0.01
10/31/20
0.02
0.01
10/31/19
0.04
0.07
10/31/18
0.03
0.10
Ratios to Average Net Assets
NUW
Expenses
NII
(Loss)
10/31/21
0.68
2.60
10/31/20
0.82
2.75
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Beginning
Common
Share
Net Asset
Value
Net
Investment
Income (NII)
(Loss)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Premium
per
Share
Sold
through
Shelf
Offering
Ending
Net Asset
Value
Ending
Share
Price
NUV
4/30/23(c) $ 8.77 $ 0.17 $ 0.57 $ 0.74 $ (0.17) $ — $ (0.17) $ — $ 9.34 $ 8.80
10/31/22 10.62 0.33 (1.84) (1.51) (0.34) — (0.34) — 8.77 8.35
10/31/21 10.48 0.35 0.15 0.50 (0.36) — (0.36) — 10.62 11.21
10/31/20 10.57 0.37 (0.09) 0.28 (0.37) — (0.37) — 10.48 10.81
10/31/19 9.84 0.37 0.73 1.10 (0.37) — (0.37) — 10.57 10.43
10/31/18 10.30 0.38 (0.45) (0.07) (0.39) — (0.39) — 9.84 9.18
NUW
4/30/23(c) 14.20 0.25 0.94 1.19 (0.24) — (0.24) — 15.15 13.83
10/31/22 17.33 0.46 (2.93) (2.47) (0.47) (0.19) (0.66) — 14.20 13.19
10/31/21 16.81 0.45 0.54 0.99 (0.47) — (0.47) —(e) 17.33 16.76
10/31/20 16.90 0.47 (0.08) 0.39 (0.48) — (0.48) — 16.81 16.21
10/31/19 15.88 0.60 1.16 1.76 (0.65) (0.10) (0.75) 0.01 16.90 16.83
10/31/18 16.99 0.70 (0.92) (0.22) (0.72) (0.18) (0.90) 0.01 15.88 14.36
(a) Percentage is not annualized.
(b) The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(c) Unaudited.
(d) Annualized.
(e) Value rounded to zero.
(f) During the period ended October 31, 2021 and October 31, 2020, the Adviser voluntarily reimbursed the Fund for certain expenses incurred in connection with a common shares equity shelf program. As a result, the Expenses and Net Investment Income (Loss) Ratios to Average Net Assets reflect the voluntary expense reimbursement from Adviser. The Expenses and Net Investment Income (Loss) Ratios to Average Net Assets excluding this expense reimbursement from Adviser were as follows:

See Notes to Financial Statements

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(a)
Based
on
Share
Price(a)
Ending
Net
Assets
(000) Expenses(b)
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
8.44% 7.41% $ 1,937,888 0.54% (d) 3.74% (d) 9%
(14.52) (22.80) 1,819,457 0.50 3.36 29
4.79 7.19 2,203,176 0.48 3.27 11
2.72 7.41 2,171,104 0.51 3.52 11
11.35 17.92 2,186,923 0.54 3.63 13
(0.71) (5.55) 2,035,221 0.54 3.76 20
8.37 6.64 271,945 0.63 (d) 3.32 (d) 7
(14.65) (17.84) 254,953 0.64 2.90 17
5.89 6.31 311,092 0.68 (f) 2.60 (f) 10
2.33 (0.77) 260,790 0.78 (f) 2.79 (f) 13
11.38 22.81 262,190 0.73 3.61 31
(1.31) (11.54) 244,612 0.80 4.26 30

Financial Highlights (continuted)

Ratios of Interest
Expense to
Average Net Assets
Applicable
to Common Shares
NMI
4/30/23(c)
— %
10/31/22
—
10/31/21
—
10/31/20
—
10/31/19
—
10/31/18
—
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Beginning
Common
Share
Net Asset
Value
Net
Investment
Income (NII)
(Loss)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Shelf
Offering
Costs
Premium
per
Share
Sold
through
Shelf
Offering
Ending
Net Asset
Value
Ending
Share
Price
NMI
4/30/23(c) $ 9.24 $ 0.19 $ 0.59 $ 0.78 $ (0.18) $ — $ (0.18) $ — $ —(d) $ 9.84 $ 9.41
10/31/22 11.27 0.34 (2.05) (1.71) (0.32) —(d) (0.32) — — 9.24 8.53
10/31/21 11.08 0.37 0.20 0.57 (0.38) — (0.38) — — 11.27 11.65
10/31/20 11.32 0.41 (0.20) 0.21 (0.41) (0.04) (0.45) — —(d) 11.08 11.31
10/31/19 10.92 0.43 0.47 0.90 (0.43) (0.07) (0.50) — —(d) 11.32 11.33
10/31/18 11.38 0.43 (0.43) — (0.46) — (0.46) (0.01) 0.01 10.92 10.09
(a) Percentage is not annualized.
(b) The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

See Notes to Financial Statements

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(a)
Based
on
Share
Price(a)
Ending
Net
Assets
(000) Expenses(b)
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
8.46% 12.42% $ 98,937 0.74% (e) 3.87% (e) 9%
(15.39) (24.32) 92,830 0.72 3.29 61
5.18 6.51 113,191 0.73 3.23 15
1.86 3.87 101,924 0.74 3.70 15
8.45 17.61 99,822 0.79 3.83 10
(0.05) (8.14) 95,396 0.89 3.87 17
(c) Unaudited.
(d) Value rounded to zero.
(e) Annualized.

Notes to Financial Statements
(Unaudited)
1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen Municipal Value Fund, Inc. (NUV)
Nuveen AMT-Free Municipal Value Fund (NUW)
Nuveen Municipal Income Fund, Inc. (NMI)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. NUV and NMI were incorporated under the state laws of Minnesota on April 8, 1987 and February 26, 1988, respectively.
NUW was organized as Massachusetts business trusts on November 19, 2008.
Current Fiscal Period:
The end of the reporting period for the Funds is April 30, 2023, and the period covered by these Notes to Financial
Statements is the six months ended April 30, 2023 (the “current fiscal period”).
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Developments Regarding the Funds’ Control Share By-Law:
On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a
shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District
Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the
District Court, on February 22, 2022, the Board of Directors/Trustees (the “Board”) amended the Funds’ by-laws to provide that the Funds’ Control
Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Funds’ Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its directors/trustees or to its officers, all of whom receive remuneration for their services to each Fund from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-
advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Funds' organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statements of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncement:
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Fund
Gross
Custodian Fee
Credits
NUV
$ 6,555
NUW
1,353
NMI
1,443

Notes to Financial Statements
(Unaudited) (continued)
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
NUV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,921,743,860 $ – $ 1,921,743,860
Total $ – $ 1,921,743,860 $ – $ 1,921,743,860
1
NUW
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 268,943,988 $ – $ 268,943,988
Common Stocks – 1,139,384 – 1,139,384
Corporate Bonds – 19,305 – 19,305
Investments in Derivatives:
Futures Contracts* (593,384) – – (593,384)
Total $ (593,384) $ 270,102,677 $ – $ 269,509,293
1

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
NMI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 94,223,038 $ 16,109** $ 94,239,147
Short-Term Investments:
Municipal Bonds – 3,315,000 – 3,315,000
Total $ – $ 97,538,038 $ 16,109 $ 97,554,147
1
* Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.
** Refer to the Fund's Portfolio of Investments for securities classified as Level 3.

Notes to Financial Statements
(Unaudited) (continued)
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
NUV
$ 21,480,000 $ — $ 21,480,000
NUW
2,000,000 — 2,000,000
NMI
— — —
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
NUV
$ 21,480,000 3.67%
NUW
2,000,000 3.35
NMI
— —
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
NUV
$ 21,480,000 $ — $ 21,480,000
NUW
2,000,000 — 2,000,000
NMI
— — —

Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments such as futures, options and swap contracts.  Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the
Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund.  The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Futures Contracts:
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,”
into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of
Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-
market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, NUW managed the duration of its portfolio by shorting interest rate futures contracts.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
The following table presents the fair value of all futures contracts held by the Fund as of the end of the reporting period, the location of these instruments of the Statement of Assets and Liabilities and the primary underlying risk exposure.
Fund
Purchases
Sales and
Maturities
NUV
$ 175,077,803 $ 191,108,831
NUW
19,680,869 21,262,661
NMI
10,053,946 8,083,464
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
NUW $ 21,413,818
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Location on the Statement of Assets and Liabilities
Underlying Derivative Asset Derivatives (Liability) Derivatives
Risk Exposure Instrument Location Value Location Value
NUW
Interest rate Futures contracts - $ -
Payable for variation
margin on futures
contracts* $ (593,384)
* Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the asset and/or liability derivatives location as described in the table above.

Notes to Financial Statements
(Unaudited) (continued)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5. Fund Shares
Common Shares
Common Shares Equity Shelf Programs and Offering Costs:
The following Funds have filed a registration statement with the SEC authorizing each
Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offering”), which became effective with the SEC during prior fiscal periods.
Under this Shelf Offering, the Funds, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above each Fund’s NAV per common share. In the event the Fund’s
Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.
Additional authorized common shares, common shares sold and offering proceeds, net of offering costs under the Fund’s Shelf Offering during the
Fund’s current fiscal period were as follows:
Costs incurred by the Fund in connection with its initial shelf registration are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining one year after effectiveness of the initial shelf registration will be expensed. Costs incurred by the Fund to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
Common Share Transactions:
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Futures Contracts
Change in Net Unrealized
Appreciation (Depreciation) of
Futures Contracts
NUW Interest rate Future contracts $ 1,239,762 $ (1,935,226)
NMI
Year Ended
4/30/23
Year Ended
10/31/22
Additional authorized common shares 2,200,000 2,200,000
Common shares sold – –
Offering proceeds, net of offering costs 49,338 (9,169)
NUV
Six Months
Ended
4/30/23
Year Ended
10/31/22
Common Shares:
Issued to shareholders due to reinvestment of distributions — 32,361
Total — 32,361

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of NUW the AMT applicable to individuals to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
NMI
Six Months
Ended
4/30/23
Year Ended
10/31/22
Common Shares:
Sold through shelf offering 4,954 —
Issued to shareholders due to reinvestment of distributions — 3,430
Total 4,954 3,430
Weighted average common share:
Premium to NAV per shelf offering common share sold 1.11% –%
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NUV
$ 1,848,340,364 $ 90,560,522 $ (38,636,917) $ 51,923,605
NUW
262,225,529 10,976,190 (5,692,421) 5,283,769
NMI
98,652,775 1,355,351 (2,453,979) (1,098,628)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NUV
$ 7,304,010 $ 455,866 $ — $ (85,211,612) $ (62,903,863) $ — $ (5,811,165) $ (146,166,764)
NUW
1,092,258 4,324 — (13,449,351) (94,695) — (1,400,204) (13,847,668)
NMI
350,454 — — (7,514,331) (5,075,473) — (301,384) (12,540,734)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend on October 3, 2022 and paid on November 1, 2022.
Fund
Short-Term Long-Term Total
NUV
$ 36,322,316 $ 26,581,547 $ 62,903,863
NUW
— 94,695 94,695
NMI
3,016,967 2,058,506 5,075,473

Notes to Financial Statements
(Unaudited) (continued)
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser and for NUV a gross interest income component. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for NUV is calculated according to the following schedule:
In addition, NUV pays an annual management fee, payable monthly, based on gross interest income (excluding interest on bonds underlying a “self-
deposited inverse floater” trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) as follows:
The annual fund-level fee, payable monthly, for NUW and NMI is calculated according to the following schedules:
NUV
Average Daily Net Assets
Fund-Level Fee
Rate
For the first $500 million 0.1500%
For the next $500 million 0.1250
For net assets over $1 billion 0.1000
NUV
Gross Interest Income
Gross Income Fee
Rate
For the first $50 million 4.125%
For the next $50 million 4.000
For gross income over $100 million 3.875
NUW
Average Daily Managed Assets*
Fund-Level Fee
Rate
For the first $125 million 0.4000%
For the next $125 million 0.3875
For the next $250 million 0.3750
For the next $500 million 0.3625
For the next $1 billion 0.3500
For the next $3 billion 0.3250
For managed assets over $5 billion 0.3125
NMI
Average Daily Net Assets
Fund-Level Fee
Rate
For the first $125 million 0.4500%
For the next $125 million 0.4375
For the next $250 million 0.4250
For the next $500 million 0.4125
For the next $1 billion 0.4000
For the next $3 billion 0.3750
For net assets over $5 billion 0.3625

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of April
30, 2023, the complex-level fee for each Fund was as follows:
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
NUV
0.1592%
NUW
0.1592%
NMI
0.1592%
Fund
Purchases Sales
Realized
Gain (Loss)
NUV
$ — $ — $ —
NUW
— — —
NMI
1,702,459 1,579,556 (261,847)

Notes to Financial Statements
(Unaudited) (continued)
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Funds utilized this facility. Each Fund’s maximum outstanding balance during the utilization period was as follows:
During the Funds’ utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the
Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
Fund
Maximum
Outstanding
Balance
NUV
$ 1,438,407
NUW
296,365
NMI
197,550
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NUV
5 $ 1,438,407 6.03%
NUW
4 296,365 5.53
NMI
4 197,550 5.53

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
10. Subsequent Events
Committed Line of Credit
: During June 2023, the Participating Funds renewed the standby credit facility through June 2024. All other terms remain unchanged.

Risk Considerations
(Unaudited)
Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen Municipal Value Fund, Inc. (NUV)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. These and other risk considerations such as tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NUV .
Nuveen AMT-Free Municipal Value Fund (NUW)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. These and other risk considerations such as tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NUW .
Nuveen Municipal Income Fund, Inc. (NMI)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. These and other risk considerations such as tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NMI .

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Directors/Trustees
Jack B. Evans William C. Hunter Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NUV NUW NMI
Common shares repurchased 0 0 0

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Industrial Development Revenue Bond (IDR):
A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.
Inverse Floating Rate Securities:
Inverse floating rate securities, are the residual interest in a tender option bond (TOB)
trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds
: Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond.
Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-A-0423P 2913698-INV-B-06/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section  13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Value Fund, Inc.

By (Signature and Title)	/s/ Mark L. Winget
Mark L. Winget
Vice President and Secretary

Date: July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: July 6, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Funds Controller
(principal financial officer)

Date: July 6, 2023